UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Emerging Markets Fund
5	Artisan Global Equity Fund
8	Artisan Global Opportunities Fund
10	Artisan Global Small Cap Fund
13	Artisan Global Value Fund
15	Artisan High Income Fund
20	Artisan International Fund
23	Artisan International Small Cap Fund
25	Artisan International Value Fund
27	Artisan Mid Cap Fund
30	Artisan Mid Cap Value Fund
33	Artisan Small Cap Fund
36	Artisan Small Cap Value Fund
39	Artisan Value Fund

41	STATEMENTS OF ASSETS AND LIABILITIES

45	STATEMENTS OF OPERATIONS
49	STATEMENTS OF CHANGES IN NET ASSETS

56	FINANCIAL HIGHLIGHTS

68	NOTES TO FINANCIAL STATEMENTS

101	SHAREHOLDER EXPENSE EXAMPLE

105	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

106	PROXY VOTING POLICIES AND PROCEDURES

106	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.1%

ARGENTINA - 1.6%
Grupo Financiero Galicia S.A. (DR)	23,467	$543
YPF S.A. (DR)	18,962	521

		1,064
BRAZIL - 4.7%
BR Properties S.A.	86,520	354
Cosan S.A. Industria e Comercio	28,900	252
GAEC Educacao S.A.(1)(2)	35,800	171
Hypermarcas S.A.(3)	114,638	708
Petroleo Brasileiro S.A.	229,989	690
Raia Drogasil S.A.	49,100	441
Vale S.A.	101,413	570

		3,186
CHILE - 1.8%
ENTEL Chile S.A.	35,510	361
SACI Falabella	115,450	883

		1,244
CHINA - 19.3%
Ajisen China Holdings Ltd.	865,913	495
Alibaba Group Holding Ltd. (DR)(3)	10,057	837
Baidu, Inc. (DR)(3)	3,730	777
China High Precision Automation Group Ltd.(2)(3)(4)	9,066,000	73
China Huishan Dairy Holdings Co., Ltd.	1,442,000	255
China Life Insurance Co., Ltd., Class H	212,800	931
China Petroleum & Chemical Corp., Class H	1,259,453	1,002
China Unicom Hong Kong Ltd.	441,500	672
Digital China Holdings Ltd.	458,460	501
GOME Electrical Appliances Holding Ltd.	4,414,288	643
Huabao International Holdings Ltd.	1,342,322	1,004
Mindray Medical International Ltd. (DR)	18,779	514
Noah Holdings Ltd. (DR)(3)	32,000	748
PW Medtech Group Ltd.(3)	1,080,000	408
Sino Biopharmaceutical Ltd.	436,000	443
Sinopharm Group Co., Ltd., Class H	238,900	974
Zhuzhou CSR Times Electric Co., Ltd., Class H	436,515	2,849

		13,126
EGYPT - 1.0%
Commercial International Bank Egypt S.A.E.	89,381	665

GREECE - 1.1%
Alpha Bank AE(3)	838,414	248
JUMBO S.A.	50,683	527

		775
HONG KONG - 1.5%
AIA Group Ltd.	156,465	984

INDIA - 8.5%
Aurobindo Pharma Ltd.	67,856	1,320
Godrej Consumer Products Ltd.	25,327	420
Hindalco Industries Ltd.	243,573	501
ICICI Bank Ltd.	257,196	1,294
Reliance Industries Ltd.	68,189	897
Tech Mahindra Ltd.	134,064	1,353

		5,785
INDONESIA - 3.9%
Astra International Tbk PT	1,302,870	855
Bank Negara Indonesia Persero Tbk PT	1,947,818	1,076
Indofood CBP Sukses Makmur Tbk PT	643,400	722

		2,653
ITALY - 0.6%
Tenaris S.A. (DR)	15,039	421

KENYA - 0.8%
Safaricom Ltd.	2,851,200	531

KOREA - 7.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	22,226	363
E-Mart Co., Ltd.	3,307	694
KB Financial Group, Inc.	32,263	1,143
Kia Motors Corp.	24,750	1,008
LG Chem Ltd.	1,893	386
Samsung Heavy Industries Co., Ltd.	23,030	375
Shinhan Financial Group Co., Ltd.	33,985	1,285

		5,254
MALAYSIA - 0.6%
AirAsia BHD	642,900	413

MEXICO - 4.0%
Alsea S.A.B. de C.V.(3)	201,652	590
Cemex S.A.B. de C.V., UNIT(3)	498,684	473
Grupo Televisa S.A.B., Series CPO(3)	104,215	688
Infraestructura Energetica Nova S.A.B. de C.V.	92,858	507
OHL Mexico S.A.B. de C.V.(3)	242,717	459

		2,717
PANAMA - 1.0%
Copa Holdings S.A., Class A(5)	6,678	674

PERU - 1.3%
Credicorp Ltd.	4,542	639

2	Artisan Partners Funds

	Shares Held	Value
PERU (CONTINUED)
Grana y Montero S.A. (DR)	34,837	$263

		902
RUSSIA - 5.3%
Alrosa AO(3)(4)	579,316	717
DIXY Group OJSC(3)(4)	44,435	370
Lukoil OAO (DR)	21,011	973
MMC Norilsk Nickel OJSC (DR)	44,414	789
Sberbank of Russia(4)	405,930	439
Yandex N.V., Class A(3)	20,010	303

		3,591
SOUTH AFRICA - 5.9%
FirstRand Ltd.	136,531	629
Impala Platinum Holdings Ltd.(3)	89,187	433
Mota-Engil Africa N.V.(3)	47,994	402
Naspers Ltd., Class N	12,021	1,853
Woolworths Holdings Ltd.	100,699	715

		4,032
SWITZERLAND - 1.1%
Dufry AG(3)	4,873	724

TAIWAN - 12.3%
CTBC Financial Holding Co., Ltd.	2,030,653	1,350
E Ink Holdings, Inc.(3)	514,000	236
Hon Hai Precision Industry Co., Ltd.	545,238	1,596
MediaTek, Inc.	88,794	1,202
Taiwan Fertilizer Co., Ltd.	274,000	475
Taiwan Semiconductor Manufacturing Co., Ltd.	755,647	3,514

		8,373
THAILAND - 1.1%
Bangkok Bank PCL (DR)	125,400	711

TURKEY - 1.8%
Ford Otomotiv Sanayi AS	36,989	477
Turkiye Sinai Kalkinma Bankasi AS	928,574	711

		1,188
UNITED ARAB EMIRATES - 0.8%
Emaar Malls Group PJSC(3)	703,419	559

UNITED KINGDOM - 1.4%
Al Noor Hospitals Group plc	29,682	447
Randgold Resources Ltd.	6,880	479

		926

Total common stocks (Cost $53,337)		60,498

PREFERRED STOCKS - 8.2%

BRAZIL - 1.3%
Itau Unibanco Holding S.A.(5)	76,414	845

KOREA - 6.9%
Samsung Electronics Co., Ltd.(5)	4,735	4,712

Total preferred stocks (Cost $5,266)		5,557

	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)(4)	$372	$1

Total convertible debentures (Cost $127)		1

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $1,522 (Cost $1,522)(6)	1,522	1,522

Total investments - 99.6% (Cost $60,252)		67,578

Other assets less liabilities - 0.4%		294

Total net assets - 100.0%(7)		$67,872

†	Amount rounds to less than 0.1%.
(1)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/2013	$303	$171	0.3%

(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $245, or 0.4% of total net assets.
(3)	Non-income producing security.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,600, or 2.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$1,557

(7)	Percentages for the various classifications relate to total net assets.

Artisan Partners Funds	3

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$9,630	14.3%
Consumer Staples	3,610	5.3
Energy	4,756	7.0
Financials	15,154	22.4
Health Care	4,106	6.1
Industrials	5,798	8.6
Information Technology	15,104	22.3
Materials	5,827	8.6
Telecommunication Services	1,564	2.3
Utilities	507	0.8
Short-term investments	1,522	2.3

Total investments	$67,578	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,032	6.0%
British pound	926	1.4
Chilean peso	1,244	1.8
Egyptian pound	665	1.0
Euro	1,177	1.7
Hong Kong dollar	11,234	16.6
Indian rupee	5,785	8.6
Indonesian rupiah	2,653	3.9
Kenyan shilling	531	0.8
Korean won	9,966	14.7
Malaysian ringgit	413	0.6
Mexican peso	2,717	4.0
South African rand	3,630	5.4
Swiss franc	724	1.1
Taiwan dollar	8,373	12.4
Thai baht	711	1.1
Turkish lira	1,188	1.8
U.S. dollar	11,050	16.3
UAE dirham	559	0.8

Total investments	$67,578	100.0%

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.2
Zhuzhou CSR Times Electric Co., Ltd.	China	4.2
Naspers Ltd.	South Africa	2.7
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.4
Tech Mahindra Ltd.	India	2.0
CTBC Financial Holding Co., Ltd.	Taiwan	2.0
Aurobindo Pharma Ltd.	India	1.9
ICICI Bank Ltd.	India	1.9
Shinhan Financial Group Co., Ltd.	Korea	1.9

Total		31.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

CAMBODIA - 1.2%
NagaCorp Ltd.	4,828,000	$3,201

CHINA - 9.1%
Alibaba Group Holding Ltd. (DR)(1)	13,184	1,098
Baidu, Inc. (DR)(1)	27,347	5,699
Beijing Enterprises Water Group Ltd.(1)	6,574,000	4,494
China Everbright International Ltd.	2,683,000	4,430
China Oil & Gas Group Ltd.(2)	40,738,000	4,992
Labixiaoxin Snacks Group Ltd.(1)	4,241,000	394
Ping An Insurance Group Co. of China Ltd., Class H	236,629	2,852

		23,959
FINLAND - 3.0%
Huhtamaki Oyj	256,113	7,972

FRANCE - 1.4%
Elis S.A.(1)	232,059	3,848

GERMANY - 4.7%
Bayer AG	5,514	830
CTS Eventim AG & Co., KGaA	131,755	4,151
Telefonica Deutschland Holding AG(1)	672,644	3,888
Wirecard AG	85,646	3,625

		12,494
HONG KONG - 2.4%
AIA Group Ltd.	1,000,595	6,292

INDIA - 1.0%
Housing Development Finance Corp. Ltd.	121,475	2,554

ITALY - 0.7%
Telecom Italia S.p.A.(1)	1,507,576	1,770

JAPAN - 2.0%
Toyota Motor Corp.	74,600	5,214

MEXICO - 2.0%
Grupo Televisa S.A.B. (DR)(1)	161,955	5,346

NETHERLANDS - 2.2%
ASML Holding N.V.	57,315	5,842

SPAIN - 0.7%
Telefonica S.A.	133,831	1,908
Telefonica S.A. Rights Exp. 4/16/2015(1)(3)	152,055	25

		1,933
SWEDEN - 0.9%
Swedbank AB, Class A	96,507	2,309

SWITZERLAND - 4.5%
Adecco S.A.(1)	14,527	1,211
Cembra Money Bank AG(1)	54,284	3,329
Nestle S.A.	27,113	2,048
Novartis AG	14,365	1,421
Zurich Insurance Group AG(1)	11,489	3,893

		11,902
TAIWAN - 3.3%
Ginko International Co., Ltd.(2)	750,000	8,629

UNITED KINGDOM - 4.8%
Diageo plc	17,648	487
Johnson Matthey plc	49,601	2,491
Lloyds Banking Group plc(1)	2,417,477	2,807
SABMiller plc	61,185	3,213
Synergy Health plc	107,533	3,709

		12,707
UNITED STATES - 52.2%
Advance Auto Parts, Inc.	20,743	3,105
Alkermes plc(1)	76,760	4,680
American Express Co.	87,800	6,859
Biogen, Inc.(1)	8,953	3,780
Celgene Corp.(1)	42,562	4,907
Charter Communications, Inc., Class A(1)	14,317	2,765
Cognizant Technology Solutions Corp., Class A(1)	60,101	3,750
Comcast Corp., Class A	140,048	7,908
Cooper Cos., Inc.	15,139	2,837
CSX Corp.	99,602	3,299
Delphi Automotive plc	45,072	3,594
Energizer Holdings, Inc.	18,917	2,611
Envision Healthcare Holdings, Inc.(1)	87,645	3,361
Gilead Sciences, Inc.(1)	94,088	9,233
Google, Inc. Class A(1)	5,134	2,848
Google, Inc. Class C(1)(3)	14,167	7,763
Incyte Corp.(1)	46,117	4,227
Intercept Pharmaceuticals, Inc.(1)	20,189	5,694
JPMorgan Chase & Co.	100,260	6,074

Artisan Partners Funds	5

	Shares Held	Value
UNITED STATES (CONTINUED)
Liberty Global plc, Class A(1)	69,459	$3,575
Liberty Global plc, Series C(1)(3)	85,297	4,249
Marsh & McLennan Cos., Inc.	136,581	7,661
Mastercard, Inc., Class A	83,071	7,176
Medivation, Inc.(1)	35,871	4,630
Medtronic plc	87,503	6,824
Nektar Therapeutics(1)	168,912	1,858
NewMarket Corp.	1,416	677
Portola Pharmaceuticals, Inc.(1)	35,750	1,357
PTC Therapeutics, Inc.(1)	57,412	3,494
Tempur Sealy International, Inc.(1)	35,605	2,056
Thermo Fisher Scientific, Inc.	19,426	2,610
Vertex Pharmaceuticals, Inc.(1)	21,483	2,534

		137,996

Total common stocks (Cost $225,961)		253,968

PREFERRED STOCKS - 2.5%

GERMANY - 2.5%
Porsche Automobil Holding SE(3)	62,178	6,115
Sartorius AG(3)	4,575	584

		6,699

Total preferred stocks (Cost $6,167)		6,699

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $2,429 (Cost $2,429)(4)	$2,429	$2,429

Total investments - 99.5% (Cost $234,557)		263,096

Other assets less liabilities - 0.5%		1,309

Total net assets - 100.0%(5)		$264,405

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	11/15/2023	$2,479

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$51,279	19.5%
Consumer Staples	8,753	3.3
Financials	44,630	17.0
Health Care	77,199	29.3
Industrials	12,788	4.9
Information Technology	37,801	14.4
Materials	11,140	4.2
Telecommunication Services	7,591	2.9
Utilities	9,486	3.6
Short-term investments	2,429	0.9

Total investments	$263,096	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$12,707	4.8%
Euro	40,558	15.4
Hong Kong dollar	26,655	10.1
Indian rupee	2,554	1.0
Japanese yen	5,214	2.0
Swedish krona	2,309	0.9
Swiss franc	11,902	4.5
Taiwan dollar	8,629	3.3
U.S. dollar	152,568	58.0

Total investments	$263,096	100.0%

6	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Google, Inc.	United States	4.0%
Gilead Sciences, Inc.	United States	3.5
Ginko International Co., Ltd.	Taiwan	3.3
Huhtamaki Oyj	Finland	3.0
Comcast Corp.	United States	3.0
Liberty Global plc	United States	3.0
Marsh & McLennan Cos., Inc.	United States	2.9
Mastercard, Inc.	United States	2.7
American Express Co.	United States	2.6
Medtronic plc	United States	2.6

Total		30.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	7

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.3%

AUSTRALIA - 1.9%
James Hardie Industries plc (DR)	1,980,609	$23,020

BRAZIL - 1.4%
Raia Drogasil S.A.	1,871,400	16,793

CHINA - 5.6%
Alibaba Group Holding Ltd. (DR)(1)	236,940	19,723
Baidu, Inc. (DR)(1)	59,218	12,341
Tencent Holdings Ltd.	1,887,100	35,855

		67,919
DENMARK - 2.3%
Genmab AS(1)	376,177	28,314

FRANCE - 1.5%
Eurofins Scientific SE	69,936	18,856

GERMANY - 0.9%
Zalando SE(1)	430,369	10,764

HONG KONG - 2.2%
Hong Kong Exchanges and Clearing Ltd.	866,677	21,229
Sands China Ltd.	1,374,000	5,698

		26,927
ITALY - 1.0%
Moncler S.p.A.	748,742	12,567

JAPAN - 3.0%
FANUC Corp.	155,802	34,100
Harmonic Drive Systems, Inc.	121,882	2,693

		36,793
KOREA - 1.6%
Amorepacific Corp.	6,595	19,944

MEXICO - 2.7%
Infraestructura Energetica Nova S.A.B. de C.V.	4,026,173	21,990
PLA Administradora Industrial S de RL de C.V.(1)	5,175,118	10,483

		32,473
SWEDEN - 5.2%
Electrolux AB, Class B	204,916	5,882
Hexagon AB, Class B	1,614,241	57,468

		63,350
TAIWAN - 1.9%
Hermes Microvision, Inc.	398,000	22,959

UNITED KINGDOM - 10.4%
ASOS plc(1)	418,457	22,527
Associated British Foods plc	229,821	9,607
Burberry Group plc	455,025	11,698
Direct Line Insurance Group plc	6,926,211	32,775
Markit Ltd.(1)	1,067,541	28,717
Rotork plc	320,776	11,791
Weir Group plc	365,327	9,218

		126,333
UNITED STATES - 51.7%
Abbott Laboratories	602,927	27,933
Anadarko Petroleum Corp.	126,809	10,501
Apple, Inc.	312,278	38,857
Applied Materials, Inc.	2,674,570	60,338
Biogen, Inc.(1)	98,357	41,530
Chipotle Mexican Grill, Inc.(1)	21,574	14,035
Electronic Arts, Inc.(1)	292,235	17,188
EQT Corp.	152,319	12,623
Facebook, Inc., Class A(1)	481,674	39,601
Google, Inc. Class A(1)	67,254	37,306
Google, Inc. Class C(1)(2)	43,015	23,572
IHS, Inc., Class A(1)(3)	502,212	57,132
Illumina, Inc.(1)	173,544	32,217
Keurig Green Mountain, Inc.	128,983	14,411
McGraw Hill Financial, Inc.	149,796	15,489
Monsanto Co.	79,443	8,940
Regeneron Pharmaceuticals, Inc.(1)	108,964	49,195
Starbucks Corp.	327,611	31,025
Visa, Inc., Class A	612,464	40,061
Walt Disney Co.	240,452	25,221
Workday, Inc., Class A(1)	405,530	34,231

		631,406

Total common stocks (Cost $900,787)		1,138,418

8	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $75,051 (Cost $75,051)(4)	$75,051	$75,051

Total investments - 99.4% (Cost $975,838)		1,213,469

Other assets less liabilities - 0.6%		6,712

Total net assets - 100.0%(5)		$1,220,181

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$76,556

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$168,134	13.9%
Consumer Staples	60,755	5.0
Energy	23,124	1.9
Financials	79,976	6.6
Health Care	198,045	16.3
Industrials	114,934	9.5
Information Technology	439,500	36.2
Materials	31,960	2.6
Utilities	21,990	1.8
Short-term investments	75,051	6.2

Total investments	$1,213,469	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$23,020	1.9%
Brazilian real	16,793	1.4
British pound	97,616	8.1
Danish krone	28,314	2.3
Euro	42,187	3.5
Hong Kong dollar	62,782	5.2
Japanese yen*	36,793	3.0
Korean won	19,944	1.6
Mexican peso	32,473	2.7
Swedish krona	63,350	5.2
Taiwan dollar	22,959	1.9
U.S. dollar	767,238	63.2

Total investments	$1,213,469	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	8/13/2015	JPY	2,132,687	USD	17,769	$(49)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Google, Inc.	United States	5.0%
Applied Materials, Inc.	United States	4.9
Hexagon AB	Sweden	4.7
IHS, Inc.	United States	4.7
Regeneron Pharmaceuticals, Inc.	United States	4.0
Biogen, Inc.	United States	3.4
Visa, Inc.	United States	3.3
Facebook, Inc.	United States	3.3
Apple, Inc.	United States	3.2
Tencent Holdings Ltd.	China	2.9

Total		39.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	9

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CAMBODIA - 2.3%
NagaCorp Ltd.	4,252,000	$2,819

CANADA - 2.8%
Cogeco Cable, Inc.	64,471	3,457

CHINA - 15.2%
21Vianet Group, Inc. (DR)(1)	306,429	5,412
Beijing Enterprises Water Group Ltd.(1)	2,636,000	1,802
Biostime International Holdings Ltd.	760,500	3,183
China Aircraft Leasing Group Holdings Ltd.(1)	906,000	1,255
China Oil & Gas Group Ltd.(2)	29,480,000	3,613
CT Environmental Group Ltd.	2,114,630	2,280
iKang Healthcare Group, Inc. (DR)(1)	59,391	963
Labixiaoxin Snacks Group Ltd.(1)	5,183,000	481

		18,989
FINLAND - 4.3%
Huhtamaki Oyj	175,080	5,450

FRANCE - 5.4%
Akka Technologies S.A.	28,836	931
Elis S.A.(1)	229,273	3,801
Innate Pharma S.A.(1)	231,088	2,000

		6,732
GERMANY - 9.8%
Bertrandt AG	22,134	3,227
Stroeer Media SE	163,931	5,620
Tele Columbus AG(1)	229,381	3,379

		12,226
GREECE - 1.4%
JUMBO S.A.	169,364	1,763

HONG KONG - 0.7%
HKBN Ltd.(1)	750,000	934

INDIA - 3.2%
Cera Sanitaryware Ltd.	89,848	3,578
Credit Analysis & Research Ltd.	10,200	242
Vinati Organics Ltd.	29,336	248

		4,068
ITALY - 4.0%
Ei Towers S.p.A.(1)	39,442	2,103
FinecoBank Banca Fineco S.p.A.(1)	190,931	1,319
RAI Way S.p.A.(1)	370,444	1,593

		5,015
SINGAPORE - 6.2%
Overseas Education Ltd.	2,588,100	1,546
SIIC Environment Holdings Ltd.(1)	49,703,800	6,230

		7,776
SPAIN - 5.4%
Atresmedia Corp. de Medios de Comunicacion S.A.	118,928	1,799
Ebro Foods S.A.	104,301	1,947
Inmobiliaria Colonial S.A.(1)	4,498,796	3,038

		6,784
SWEDEN - 2.4%
Cloetta AB, Class B(1)	505,147	1,484
Meda AB, Class A	98,930	1,568

		3,052
SWITZERLAND - 4.3%
ams AG	69,235	3,324
Cembra Money Bank AG(1)	28,612	1,755
Tecan Group AG	2,251	295

		5,374
TAIWAN - 4.3%
Ginko International Co., Ltd.(2)	468,000	5,384

THAILAND - 0.1%
Big C Supercenter PCL (DR)	22,500	159

UNITED KINGDOM - 14.9%
Cambian Group plc(1)	1,124,204	3,886
Essentra plc	166,037	2,447
Rathbone Brothers plc	77,880	2,396
Synergy Health plc	105,593	3,642
Victrex plc	146,694	4,080
Virgin Money Holdings UK plc(1)	368,502	2,175

		18,626
UNITED STATES - 8.4%
Interpublic Group of Cos., Inc.	115,215	2,549
Nektar Therapeutics(1)	145,924	1,605
Otonomy, Inc.(1)	55,879	1,976
Portola Pharmaceuticals, Inc.(1)	17,753	674

10	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
PTC Therapeutics, Inc.(1)	27,188	$1,654
SLM Corp.(1)	222,380	2,064

		10,522

Total common stocks (Cost $117,760)		119,130

PREFERRED STOCKS - 1.6%

GERMANY - 1.6%
Biotest AG(3)	4,360	486
Sartorius AG(3)	11,940	1,522

		2,008

Total preferred stocks (Cost $2,032)		2,008

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $4,569 (Cost $4,569)(4)	$4,569	$4,569

Total investments - 100.3% (Cost $124,361)		125,707

Other assets less liabilities - (0.3)%		(384)

Total net assets - 100.0%(5)		$125,323

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$4,661

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$28,411	22.7%
Consumer Staples	7,254	5.8
Financials	12,989	10.3
Health Care	21,769	17.3
Industrials	12,792	10.2
Information Technology	10,839	8.6
Materials	12,225	9.7
Telecommunication Services	934	0.7
Utilities	13,925	11.1
Short-term investments	4,569	3.6

Total investments	$125,707	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$18,626	14.8%
Canadian dollar	3,457	2.8
Euro	39,978	31.8
Hong Kong dollar	16,367	13.0
Indian rupee	4,068	3.2
Singapore dollar	7,776	6.2
Swedish krona	3,052	2.4
Swiss franc	5,374	4.3
Taiwan dollar	5,384	4.3
Thai baht	159	0.1
U.S. dollar	21,466	17.1

Total investments	$125,707	100.0%

Artisan Partners Funds	11

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
SIIC Environment Holdings Ltd.	Singapore	5.0%
Stroeer Media SE	Germany	4.5
Huhtamaki Oyj	Finland	4.3
21Vianet Group, Inc.	China	4.3
Ginko International Co., Ltd.	Taiwan	4.3
Victrex plc	United Kingdom	3.3
Cambian Group plc	United Kingdom	3.1
Elis S.A.	France	3.0
Synergy Health plc	United Kingdom	2.9
China Oil & Gas Group Ltd.	China	2.9

Total		37.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.3%

BELGIUM - 1.5%
Groupe Bruxelles Lambert S.A.	338,839	$28,109

CANADA - 2.0%
Imperial Oil Ltd.	933,459	37,256

DENMARK - 3.9%
Carlsberg AS, Class B	383,208	31,655
ISS AS(1)(2)	1,247,896	39,330

		70,985
FRANCE - 0.9%
Vivendi S.A.(1)	701,793	17,450

JAPAN - 0.1%
Tokyo Electron Ltd.	30,800	2,152

KOREA - 4.4%
Kia Motors Corp.	572,804	23,337
Samsung Electronics Co., Ltd.	43,679	56,732

		80,069
NETHERLANDS - 2.6%
ING Groep N.V. (DR)(1)	2,781,383	40,808
TNT Express N.V.	1,133,947	7,219

		48,027
NORWAY - 1.1%
Orkla ASA	2,596,692	19,647

SWITZERLAND - 6.7%
ABB Ltd.(1)	1,948,018	41,354
Adecco S.A.(1)	452,924	37,751
Novartis AG	434,573	42,997
Pargesa Holding S.A.	7,583	533

		122,635
UNITED KINGDOM - 11.9%
Amec Foster Wheeler plc	1,542,785	20,723
Compass Group plc	1,667,901	28,997
Diageo plc	741,792	20,462
Lloyds Banking Group plc(1)	27,423,067	31,844
Royal Bank of Scotland Group plc(1)	11,116,207	56,065
Serco Group plc	1,879,142	3,844
Serco Group plc Rights Exp. 4/16/2015(1)	1,879,142	1,143
TESCO plc	15,739,195	56,466

		219,544
UNITED STATES - 52.2%
Accenture plc, Class A	139,298	13,051
American Express Co.	477,293	37,286
Aon plc	276,663	26,593
Applied Materials, Inc.	1,793,205	40,455
Arch Capital Group Ltd.(1)(2)	906,423	55,836
Bank of New York Mellon Corp.	1,803,244	72,563
Chubb Corp.	423,030	42,768
Cisco Systems, Inc.	1,992,171	54,834
Citigroup, Inc.	1,201,886	61,921
Citizens Financial Group, Inc.	1,252,397	30,220
Flextronics International Ltd.(1)	1,305,873	16,552
Google, Inc. Class A(1)	28,422	15,766
Google, Inc. Class C(1)(3)	19,507	10,690
Johnson & Johnson	485,078	48,799
Marsh & McLennan Cos., Inc.	912,396	51,176
Mastercard, Inc., Class A	411,859	35,580
Medtronic plc	793,583	61,892
Microsoft Corp.	1,317,431	53,560
Oracle Corp.	2,172,285	93,734
Progressive Corp.	1,080,250	29,383
QUALCOMM, Inc.	798,916	55,397
TE Connectivity Ltd.	740,373	53,025

		961,081

Total common stocks (Cost $1,382,341)		1,606,955

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $229,803 (Cost $229,803)(4)	$229,803	$229,803

Total investments - 99.8% (Cost $1,612,144)		1,836,758

Other assets less liabilities - 0.2%		4,453

Total net assets - 100.0%(5)		$1,841,211

(1)	Non-income producing security.

Artisan Partners Funds	13

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$234,403

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$69,784	3.8%
Consumer Staples	128,230	7.0
Energy	57,979	3.2
Financials	565,105	30.7
Health Care	153,688	8.4
Industrials	130,641	7.1
Information Technology	501,528	27.3
Short-term investments	229,803	12.5

Total investments	$1,836,758	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$219,544	11.9%
Canadian dollar	37,256	2.0
Danish krone	70,985	3.9
Euro	93,586	5.1
Japanese yen*	2,152	0.1
Korean won	80,069	4.4
Norwegian krone	19,647	1.1
Swiss franc	122,635	6.7
U.S. dollar	1,190,884	64.8

Total investments	$1,836,758	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	8/13/2015	JPY	229,185	USD	1,909	$(5)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	5.1%
Bank of New York Mellon Corp.	United States	3.9
Citigroup, Inc.	United States	3.4
Medtronic plc	United States	3.4
Samsung Electronics Co., Ltd.	Korea	3.1
TESCO plc	United Kingdom	3.1
Royal Bank of Scotland Group plc	United Kingdom	3.0
Arch Capital Group Ltd.	United States	3.0
QUALCOMM, Inc.	United States	3.0
Cisco Systems, Inc.	United States	3.0

Total		34.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Principal Amount (000s)	Value
CORPORATE BONDS - 60.9%

AGRICULTURE - 1.0%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)	$6,600	$6,666

AUTO PARTS & EQUIPMENT - 2.0%
Schaeffler Finance BV, 4.75%, 5/15/2023(1)	2,000	2,015
Schaeffler Holding Finance BV, PIK 6.25%, 11/15/2019(1)	3,000	3,172
6.75%, 11/15/2022(1)	7,500	8,100

		13,287
BEVERAGES - 1.0%
Constellation Brands, Inc., 6.00%, 5/1/2022	6,000	6,840

BUILDING MATERIALS - 3.1%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	3,500	3,413
6.50%, 2/1/2022	4,000	3,800
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/1/2020(1)	13,000	12,707
USG Corp., 5.50%, 3/1/2025(1)	1,100	1,122

		21,042
CHEMICALS - 1.5%
Momentive Performance Materials, Inc., 3.88%, 10/24/2021(2)	4,850	4,292
4.69%, 4/24/2022	2,000	1,590
10.00%, 10/15/2020, escrow(3)	2,000	–
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.50%, 4/15/2021(1)	4,184	4,059

		9,941
COMMERCIAL SERVICES - 5.2%
Acosta, Inc., 7.75%, 10/1/2022(1)	2,000	2,068
Alliance Data Systems Corp., 5.38%, 8/1/2022(1)	7,000	6,982
6.38%, 4/1/2020(1)	9,000	9,315
Cimpress N.V., 7.00%, 4/1/2022(1)	4,000	4,050
Hertz Corp., 6.25%, 10/15/2022	7,000	7,236
Truven Health Analytics, Inc., 10.63%, 6/1/2020	5,000	5,250

		34,901
COMPUTERS - 0.3%
IHS, Inc., 5.00%, 11/1/2022(1)	2,000	2,009

DIVERSIFIED FINANCIAL SERVICES - 2.9%
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(1)	21,385	19,995

ELECTRONICS - 1.0%
Zebra Technologies Corp., 7.25%, 10/15/2022(1)	6,500	7,004

FOOD - 0.6%
Simmons Foods, Inc., 7.88%, 10/1/2021(1)	4,000	3,950

HEALTHCARE-SERVICES - 1.1%
MedImpact Holdings, Inc., 10.50%, 2/1/2018(1)	7,000	7,368

HOLDING COMPANIES-DIVERSIFIED - 5.7%
Opal Acquisition, Inc., 8.88%, 12/15/2021(1)	37,815	38,477

INSURANCE - 8.6%
HUB International Ltd., 7.88%, 10/1/2021(1)	5,000	5,125
USI, Inc., 7.75%, 1/15/2021(1)	28,505	29,218
York Risk Services Holding Corp., 8.50%, 10/1/2022(1)	25,000	23,625

		57,968
INTERNET - 0.7%
TIBCO Software, Inc., 11.38%, 12/1/2021(1)	5,000	5,063

MEDIA - 6.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 3/15/2021	8,500	8,702
5.75%, 9/1/2023	3,020	3,156
6.50%, 4/30/2021	2,000	2,100
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020	2,000	2,105
DISH DBS Corp., 4.25%, 4/1/2018	4,000	4,020
5.00%, 3/15/2023	4,000	3,889
5.88%, 7/15/2022	5,000	5,081
5.88%, 11/15/2024	4,000	4,005
6.75%, 6/1/2021	1,000	1,065
7.88%, 9/1/2019	1,000	1,118
Numericable-SFR SAS, 4.88%, 5/15/2019(1)	2,000	1,990
6.00%, 5/15/2022(1)	3,000	3,045

Artisan Partners Funds	15

	Principal Amount (000s)		Value
MEDIA (CONTINUED)
Unitymedia KabelBW GmbH, 6.13%, 1/15/2025(1)		$2,000	$2,115
Univision Communications, Inc., 5.13%, 5/15/2023(1)		2,000	2,030
5.13%, 2/15/2025(1)		2,000	2,042

			46,463
OIL & GAS - 4.3%
California Resources Corp., 5.50%, 9/15/2021(1)		2,500	2,228
Chesapeake Energy Corp., 5.75%, 3/15/2023		3,000	2,925
Clayton Williams Energy, Inc., 7.75%, 4/1/2019		3,150	2,929
Oasis Petroleum, Inc., 6.88%, 3/15/2022		2,000	1,950
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/2022(1)		2,500	2,525
Rice Energy, Inc., 6.25%, 5/1/2022		7,000	6,825
7.25%, 5/1/2023(1)		1,000	1,000
Warren Resources, Inc., 9.00%, 8/1/2022(1)(4)		4,000	2,360
Whiting Petroleum Corp., 6.25%, 4/1/2023(1)		5,000	4,972
6.50%, 10/1/2018		1,500	1,500

			29,214
PHARMACEUTICALS - 2.5%
Valeant Pharmaceuticals International, 6.38%, 10/15/2020(1)		10,000	10,388
VRX Escrow Corp., 4.50%, 5/15/2023(1)	EUR	3,500	3,787
5.88%, 5/15/2023(1)		$2,000	2,050
6.13%, 4/15/2025(1)		1,000	1,036

			17,261
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
American Realty Capital Properties, Inc., 3.75%, 12/15/2020		4,000	3,907
ARC Properties Operating Partnership L.P., 4.60%, 2/6/2024		1,000	973

			4,880
RETAIL - 4.3%
Family Tree Escrow LLC, 5.25%, 3/1/2020(1)		3,000	3,142
5.75%, 3/1/2023(1)		20,000	21,000
Nathan’s Famous, Inc., 10.00%, 3/15/2020(1)		2,500	2,625
Rite Aid Corp., 6.13%, 4/1/2023(1)		2,000	2,050

			28,817
SOFTWARE - 3.7%
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021(1)		20,500	20,301
Infor US, Inc., 6.50%, 5/15/2022(1)		5,000	5,125

			25,426
TELECOMMUNICATIONS - 3.8%
Altice Financing S.A., 6.63%, 2/15/2023(1)		1,000	1,030
Altice Finco S.A., 7.63%, 2/15/2025(1)		1,000	1,025
Altice S.A., 7.63%, 2/15/2025(1)		2,000	2,004
7.75%, 5/15/2022(1)		6,500	6,614
Intelsat Jackson Holdings S.A., 5.50%, 8/1/2023		1,500	1,417
T-Mobile USA, Inc., 6.00%, 3/1/2023		2,000	2,049
6.25%, 4/1/2021		2,000	2,080
6.38%, 3/1/2025		4,500	4,644
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(1)		5,000	5,100

			25,963

Total Corporate Bonds (Cost $412,392)			412,535

BANK LOANS - 33.7%(5)

AEROSPACE/DEFENSE - 1.0%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022(6)		7,000	6,825

AUTO PARTS & EQUIPMENT - 0.9%
BBB Industries U.S. Holdings, Inc. Second Lien Term Loan, 9.75%, 11/3/2022(6)		6,500	6,159

CHEMICALS - 1.3%
Emerald Performance Materials, LLC Second Lien Term Loan, 7.75%, 8/1/2022		2,000	1,960
Vertellus Specialties, Inc. New Term Loan B, 10.50%, 10/31/2019		7,960	7,025

			8,985
COMMERCIAL SERVICES - 1.4%
Envision Acquisition Co., LLC Second Lien Term Loan, 9.75%, 11/4/2021		4,000	4,130
Laureate Education, Inc., 5.00%, 6/16/2016(6)		5,712	5,137

			9,267
DIVERSIFIED FINANCIAL SERVICES - 5.9%
Dollar Tree, Inc. Term Loan B, 4.25%, 3/9/2022		7,500	7,576
TransFirst Holdings, Inc. Second Lien Term Loan, 9.00%, 11/12/2022		10,000	10,013
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022		22,645	22,036

			39,625
ENGINEERING & CONSTRUCTION - 1.5%
Pike Corp. Second Lien Term Loan, 9.50%, 6/22/2022		10,000	9,908

16	Artisan Partners Funds

	Principal Amount (000s)	Value
HEALTHCARE-PRODUCTS - 2.1%
Pantheon Merger Corp. Second Lien Term Loan, 8.25%, 6/16/2022(6)	$7,000	$6,773
Tecomet Inc. First Lien Term Loan, 5.75%, 12/5/2021(6)	7,481	7,294

		14,067
HEALTHCARE-SERVICES - 1.8%
CDRH Parent, Inc. Second Lien Term Loan, 9.00%, 7/1/2022	5,000	4,791
Heartland Dental, LLC Second Lien Term Loan, 9.75%, 6/21/2019	7,755	7,710

		12,501
INTERNET - 3.0%
iParadigms Holdings, LLC Second Lien Term Loan, 8.25%, 7/31/2022(6)	8,972	8,815
Websense, Inc. Second Lien Term Loan, 8.25%, 12/24/2020	11,683	11,668

		20,483
INVESTMENT COMPANIES - 0.9%
AssuredPartners Capital, Inc. Second Lien Term Loan, 7.75%, 4/2/2022(6)	6,075	5,832

OIL & GAS - 3.5%
Callon Petroleum Co. Second Lien Term Loan, 8.50%, 10/8/2021	17,500	16,997
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021	8,955	6,710

		23,707
OIL & GAS SERVICES - 0.7%
Cactus Wellhead, LLC Term Loan, 7.00%, 7/31/2020(6)	7,960	4,856

PACKAGING & CONTAINERS - 0.4%
CD&R Millennium Holdco 6 S.a.r.l. Second Lien Term Loan, 8.25%, 7/31/2022	3,000	2,920

PHARMACEUTICALS - 0.8%
PharMedium Healthcare Corp. Second Lien Term Loan, 7.75%, 1/28/2022	5,360	5,347

RETAIL - 1.1%
TGI Friday’s, Inc. Second Lien Term Loan, 9.25%, 7/15/2021(6)	7,500	7,509

SOFTWARE - 7.4%
Ascend Learning, LLC Second Lien Term Loan, 9.50%, 11/30/2020	8,490	8,426
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	34,550	33,456
TIBCO Software, Inc. Term Loan B, 6.50%, 12/4/2020	8,000	7,993

		49,875

Total Bank Loans (Cost $233,515)		227,866

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $40,655 (Cost $40,655)(7)	40,655	40,655

Total investments - 100.6% (Cost $686,562)		681,056

Other assets less liabilities - (0.6)%		(4,327)

Total net assets - 100.0%(8)		$676,729

(1)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Acosta, Inc. 7.75% 10/1/2022	9/15/14	$2,000	$2,068	0.3%
Alliance Data Systems Corp. 5.38% 8/1/2022	7/24/14- 1/28/15	6,897	6,982	1.0
6.38% 4/1/2020	8/14/14- 3/25/15	9,383	9,315	1.4
Altice Financing S.A. 6.63% 2/15/2023	1/30/15	1,000	1,030	0.1
Altice Finco S.A. 7.63% 2/15/2025	1/30/15	1,000	1,025	0.1
Altice S.A. 7.63% 2/15/2025	1/30/15	2,000	2,004	0.3
7.75% 2/15/2022	4/23/14- 12/17/14	6,444	6,614	1.0
California Resources Corp. 5.50% 9/15/2021	12/17/14- 1/8/15	2,072	2,228	0.3
Cimpress N.V. 7.00% 4/1/2022	3/13/15	4,000	4,050	0.6
Family Tree Escrow LLC 5.25% 3/1/2020	2/6/15	3,000	3,142	0.5
5.75% 3/1/2023	2/6/15	20,000	21,000	3.1
HUB International Ltd. 7.88% 10/1/2021	12/3/14	5,075	5,125	0.8
IHS, Inc. 5.00% 11/1/2022	10/21/14	2,000	2,009	0.3
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/1/2022	7/15/14- 3/25/15	20,244	19,995	2.9

Artisan Partners Funds	17

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13% 5/1/2021	4/3/14- 3/5/15	$20,532	$20,301	3.0%
Infor US, Inc. 6.50% 5/15/2022	3/18/15	5,000	5,125	0.7
MedImpact Holdings, Inc. 10.50% 2/1/2018	7/24/14	7,464	7,368	1.1
Nathan’s Famous, Inc. 10.00% 3/15/2020	2/27/15	2,500	2,625	0.4
Numericable-SFR SAS 4.88% 5/15/2019	4/23/14	2,000	1,990	0.3
6.00% 5/15/2022	12/23/14	3,030	3,045	0.4
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14- 2/5/15	39,162	38,477	5.7
Parsley Energy LLC / Parsley Finance Corp. 7.50% 2/15/2022	1/15/15	2,457	2,525	0.4
Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14- 3/12/15	7,054	6,666	1.0
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp. 6.50% 4/15/2021	2/5/15- 3/12/15	3,778	4,059	0.6
Rice Energy, Inc. 7.25% 5/1/2023	3/23/15	992	1,000	0.2
Rite Aid Corp. 6.13% 4/1/2023	3/19/15	2,000	2,050	0.3
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.00% 6/1/2020	6/10/14- 3/16/15	13,662	12,707	1.9
Schaeffler Finance BV 4.75% 5/15/2023	3/27/15	2,000	2,015	0.3
Schaeffler Holding Finance BV, PIK 6.25% 11/15/2019	10/21/14	3,000	3,172	0.5
6.75% 11/15/2022	10/21/14- 12/19/14	7,713	8,100	1.2
Simmons Foods, Inc. 7.88% 10/1/2021	9/18/14	4,000	3,950	0.6
TIBCO Software, Inc. 11.38% 12/1/2021	11/24/14	4,859	5,063	0.7
Unitymedia KabelBW GmbH 6.13% 1/15/2025	10/7/14	2,000	2,115	0.3
Univision Communications, Inc. 5.13% 5/15/2023	2/10/15	2,060	2,030	0.3
5.13% 2/15/2025	2/10/15	2,000	2,042	0.3
USG Corp. 5.50% 3/1/2025	2/17/15	1,100	1,122	0.2
USI, Inc. 7.75% 1/15/2021	3/24/14- 3/3/15	28,485	29,218	4.3
Valeant Pharmaceuticals International 6.38% 10/15/2020	4/29/14- 3/24/15	10,510	10,388	1.5
Virgin Media Secured Finance plc 5.25% 1/15/2026	3/17/15	5,000	5,100	0.8
VRX Escrow Corp. 4.50% 5/15/2023	3/13/15	3,668	3,787	0.6
5.88% 5/15/2023	3/13/15	2,000	2,050	0.3
6.13% 4/15/2025	3/13/15	1,000	1,036	0.1
Warren Resources, Inc. 9.00% 8/1/2022	8/6/14	3,945	2,360	0.4
Whiting Petroleum Corp. 6.25% 4/1/2023	3/24/15	5,000	4,972	0.7
York Risk Services Holding Corp. 8.50% 10/1/2022	9/17/14- 12/30/14	25,049	23,625	3.5
Zebra Technologies Corp. 7.25% 10/15/2022	9/30/14	6,500	7,004	1.0

Total			$313,674	46.3%

(2)	Value includes escrow representing past due interest.
(3)	Represents escrow for past due interest of $3, which is included in other assets and liabilities.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,360, or 0.3% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.
(5)	Floating rate instruments, the rate disclosed was as of March 31, 2015.
(6)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $59,200, or 8.7% of total net assets.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$41,472

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Principal amounts are denominated in the indicated currency, where applicable. (EUR - Euro currency)

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

18	Artisan Partners Funds

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $26,288 or 3.9% of the total net assets as of March 31, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Depreciation
A Shulman, Inc. Bridge Term Loan	$15,000	$–
Laureate Education, Inc. Extended Revolver	1,288	(63)
Rite Aid Corp. Bridge Term Loan	10,000	–

	$26,288	$(63)

CREDIT DIVERSIFICATION - March 31, 2015 (Unaudited)
Percentage of Total Investments
BB	21.9%
B	17.8
CCC	48.9
Unrated	5.4
Short-term investments	6.0

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services. Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro*	$3,787	0.6%
U.S. dollar	677,269	99.4

Total investments	$681,056	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount			Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	4/17/2015	EUR	3,430	3,596	$(93)

EUR - Euro currency

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Opal Acquisition, Inc.	United States	5.7%
Renaissance Learning, Inc.	United States	5.0
Dollar Tree, Inc.	United States	4.7
USI, Inc.	United States	4.3
Infor Software Parent LLC / Infor Software Parent, Inc.	United States	3.8
York Risk Services Holding Corp.	United States	3.5
WP Mustang Holdings LLC	United States	3.3
Infinity Acquisition LLC / Infinity Acquisition Finance Corp.	United States	3.0
DISH DBS Corp.	United States	2.8
Valeant Pharmaceuticals International	United States	2.6

Total		38.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.2%

BELGIUM - 3.7%
Anheuser-Busch InBev N.V.	3,448,736	$422,000
Telenet Group Holding N.V.(1)	2,702,681	148,703
UCB S.A.	2,104,630	152,413

		723,116
BRAZIL - 0.1%
AMBEV S.A. (DR)	4,972,670	28,643

CHINA - 9.3%
Alibaba Group Holding Ltd. (DR)(1)	983,944	81,904
Baidu, Inc. (DR)(1)	4,617,223	962,229
Beijing Enterprises Holdings Ltd.	15,251,900	120,400
Ping An Insurance Group Co. of China Ltd., Class H	17,819,189	214,791
Tencent Holdings Ltd.	23,069,483	438,319

		1,817,643
FRANCE - 5.6%
L’Oreal S.A.	804,841	148,287
LVMH Moet Hennessy Louis Vuitton SE	821,002	144,909
Orange S.A.	10,885,978	175,168
Pernod Ricard SA	1,152,080	136,451
Schneider Electric SE	3,031,499	235,833
Zodiac Aerospace	7,911,850	262,278

		1,102,926
GERMANY - 12.0%
Allianz SE	1,081,398	188,195
Bayer AG	5,538,761	833,480
Bayerische Motoren Werke AG	2,158,347	270,253
Beiersdorf AG	2,813,310	244,724
Deutsche Post AG	5,736,786	179,472
Linde AG	2,881,252	587,548
Merck KGaA	216,590	24,348
MTU Aero Engines AG	175,235	17,207

		2,345,227
HONG KONG - 3.7%
AIA Group Ltd.	116,577,498	733,059

INDIA - 1.1%
Housing Development Finance Corp. Ltd.	9,787,316	205,814

IRELAND - 0.9%
Ryanair Holdings plc, Equity-Linked Security(2)(3)(4)(5)	14,261,034	170,669

ITALY - 0.7%
Telecom Italia S.p.A.(1)	115,014,957	135,048

JAPAN - 10.3%
IHI Corp.	66,818,615	313,661
LIXIL Group Corp.	7,368,790	174,919
NGK Insulators Ltd.	13,790,590	294,934
Olympus Corp.(1)	13,570,827	505,221
Ono Pharmaceutical Co., Ltd.	163,600	18,524
Toyota Motor Corp.	10,132,796	708,244

		2,015,503
KOREA - 0.0%†
Orion Corp.	2,079	2,170

MEXICO - 2.9%
Grupo Televisa S.A.B. (DR)(1)	16,996,729	561,062

NETHERLANDS - 3.3%
ASML Holding N.V.	5,704,109	581,380
Unilever N.V. (DR)	1,592,574	66,638

		648,018
SPAIN - 1.9%
Grifols S.A.	2,536,576	109,044
Grifols S.A. (DR)	2,495,642	81,882
Telefonica S.A.	11,926,146	170,041
Telefonica S.A. Rights Exp. 4/16/2015(1)(5)	13,232,657	2,134

		363,101
SWEDEN - 0.9%
Swedbank AB, Class A	7,671,878	183,598

SWITZERLAND - 10.2%
Actelion Ltd.(1)	2,127,089	246,460
Adecco S.A.(1)	1,481,795	123,508
Nestle S.A.	6,895,281	520,800
Novartis AG	2,038,505	201,690
Roche Holding AG(5)	1,543,517	425,825
Syngenta AG	356,614	121,355
Zurich Insurance Group AG(1)	1,050,992	356,135

		1,995,773
UNITED KINGDOM - 12.6%
Babcock International Group plc	5,799,307	84,693
BT Group plc	31,552,061	205,003
Croda International plc	6,412,540	260,544
Diageo plc	205,141	5,659
InterContinental Hotels Group plc	4,475,376	174,865

20	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
International Consolidated Airlines Group S.A.(1)	16,932,792	$151,462
Johnson Matthey plc	8,500,470	426,961
Lloyds Banking Group plc(1)	183,775,514	213,401
Prudential plc	9,595,270	237,986
SABMiller plc	7,249,306	380,678
WPP plc	14,436,042	327,855

		2,469,107
UNITED STATES - 12.0%
Autoliv, Inc. (DR)	811,185	96,357
Cognizant Technology Solutions Corp., Class A (1)	4,687,654	292,463
Delphi Automotive plc	3,323,936	265,051
Liberty Global plc, Class A(1)	6,636,462	341,579
Liberty Global plc, Series C(1)(5)	11,023,868	549,099
Medtronic plc	8,227,941	641,697
Schlumberger Ltd.	1,470,712	122,716
WABCO Holdings, Inc.(1)	376,299	46,239

		2,355,201

Total common stocks and equity-linked securities (Cost $14,303,038)		17,855,678

PREFERRED STOCKS - 3.7%

GERMANY - 3.7%
Henkel AG & Co. KGaA(5)	1,625,242	191,443
Porsche Automobil Holding SE	3,312,700	325,815
Volkswagen AG(5)	762,884	203,309

		720,567

Total preferred stocks (Cost $605,315)		720,567

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $886,839 (Cost $886,839)(6)	$886,839	$886,839

Total investments - 99.4% (Cost $15,795,192)		19,463,084

Other assets less liabilities - 0.6%		113,312

Total net assets - 100.0%(7)		$19,576,396

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $170,669, or 0.9% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.
(3)	Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 3/23/2015	$124,801	$170,669	0.9%

			$170,669	0.9%

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$904,579

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$4,117,101	21.2%
Consumer Staples	2,147,493	11.0
Energy	122,716	0.6
Financials	2,332,979	12.0
Health Care	3,240,584	16.6
Industrials	2,175,275	11.2
Information Technology	2,356,295	12.1
Materials	1,396,408	7.2
Telecommunication Services	687,394	3.5
Short-term investments	886,839	4.6

Total investments	$19,463,084	100.0%

Artisan Partners Funds	21

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,469,107	12.7%
Euro	5,956,121	30.6
Hong Kong dollar	1,506,569	7.7
Indian rupee	205,814	1.1
Japanese yen	2,015,503	10.4
Korean won	2,170	– (1)
Swedish krona	279,955	1.4
Swiss franc	1,995,773	10.2
U.S. dollar	5,032,072	25.9

Total investments	$19,463,084	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Baidu, Inc.	China	4.9%
Liberty Global plc	United States	4.6
Bayer AG	Germany	4.2
AIA Group Ltd.	Hong Kong	3.7
Toyota Motor Corp.	Japan	3.6
Medtronic plc	United States	3.3
Linde AG	Germany	3.0
ASML Holding N.V.	Netherlands	3.0
Grupo Televisa S.A.B.	Mexico	2.9
Nestle S.A.	Switzerland	2.7

Total		35.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

22	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

CANADA - 3.0%
CAE, Inc.	2,499,616	$29,169

CHINA - 26.3%
21Vianet Group, Inc. (DR)(1)	2,381,808	42,063
Beijing Enterprises Water Group Ltd.(1)	112,810,000	77,121
Biostime International Holdings Ltd.	5,429,500	22,726
China Everbright International Ltd.	33,717,000	55,668
China Oil & Gas Group Ltd.(2)	244,020,000	29,902
CT Environmental Group Ltd.	12,828,000	13,833
Labixiaoxin Snacks Group Ltd.(1)	30,951,000	2,874
Yingde Gases Group Co., Ltd.	19,119,500	14,107

		258,294
DENMARK - 2.7%
Royal Unibrew(1)	159,946	26,839

FINLAND - 2.4%
Huhtamaki Oyj	764,429	23,796

FRANCE - 3.1%
Elis S.A.(1)	1,822,833	30,223

GERMANY - 12.4%
Bertrandt AG	146,252	21,324
CompuGroup Medical AG	258,108	7,474
CTS Eventim AG & Co., KGaA	133,822	4,216
Norma Group SE	228,341	11,507
Stroeer Media SE	169,791	5,821
Wirecard AG	1,690,280	71,536

		121,878
GREECE - 1.4%
JUMBO S.A.	1,321,361	13,753

IRELAND - 3.1%
Glanbia plc	1,672,291	31,045

ITALY - 2.9%
Davide Campari-Milano S.p.A.	1,612,413	11,261
Ei Towers S.p.A.(1)	308,435	16,443
RAI Way S.p.A.(1)	160,642	691

		28,395
JAPAN - 1.1%
Sugi Holdings Co., Ltd.	218,800	10,836

SINGAPORE - 2.0%
Petra Foods Ltd.	7,215,000	20,083

SPAIN - 6.0%
Almirall S.A.(1)	1,452,236	26,733
Atresmedia Corp. de Medios de Comunicacion S.A.	932,452	14,107
Ebro Foods S.A.	966,977	18,050

		58,890
SWEDEN - 2.0%
Cloetta AB, Class B(1)	5,019,778	14,747
Meda AB, Class A	306,393	4,856

		19,603
SWITZERLAND - 8.0%
Cembra Money Bank AG(1)	493,822	30,286
Comet Holding AG(1)	36,258	29,214
Tecan Group AG	144,123	18,909

		78,409
TAIWAN - 5.1%
Ginko International Co., Ltd.(2)	4,325,000	49,760

UNITED KINGDOM - 15.7%
Babcock International Group plc	2,287,357	33,405
Cable & Wireless Communications plc	16,655,086	15,058
Dignity plc	498,058	13,476
Essentra plc	1,462,380	21,552
Hays plc	10,744,455	24,322
Rathbone Brothers plc	559,329	17,208
Synergy Health plc	343,745	11,856
Victrex plc	614,588	17,094

		153,971

Total common stocks (Cost $785,450)		954,944

PREFERRED STOCKS - 1.8%

GERMANY - 1.8%
Biotest AG(3)	49,457	5,509
Sartorius AG(3)	93,728	11,953

		17,462

Total preferred stocks (Cost $17,632)		17,462

Artisan Partners Funds	23

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $11,456 (Cost $11,456)(4)	$11,456	$11,456

Total investments - 100.1% (Cost $814,538)		983,862

Other assets less liabilities - (0.1)%		(1,330)

Total net assets - 100.0%(5)		$982,532

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$11,690

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$52,064	5.3%
Consumer Staples	158,461	16.1
Financials	47,494	4.8
Health Care	137,050	13.9
Industrials	205,618	20.9
Information Technology	159,256	16.2
Materials	76,549	7.8
Telecommunication Services	15,058	1.5
Utilities	120,856	12.3
Short-term investments	11,456	1.2

Total investments	$983,862	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$153,971	15.6%
Canadian dollar	29,169	3.0
Danish krone	26,839	2.7
Euro	325,442	33.1
Hong Kong dollar	216,231	22.0
Japanese yen	10,836	1.1
Singapore dollar	20,083	2.0
Swedish krona	19,603	2.0
Swiss franc	78,409	8.0
Taiwan dollar	49,760	5.1
U.S. dollar	53,519	5.4

Total investments	$983,862	100.0%

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Beijing Enterprises Water Group Ltd.	China	7.8%
Wirecard AG	Germany	7.3
China Everbright International Ltd.	China	5.7
Ginko International Co., Ltd.	Taiwan	5.1
21Vianet Group, Inc.	China	4.3
Babcock International Group plc	United Kingdom	3.4
Glanbia plc	Ireland	3.1
Cembra Money Bank AG	Switzerland	3.1
Elis S.A.	France	3.1
China Oil & Gas Group Ltd.	China	3.0

Total		45.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

24	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.5%

BELGIUM - 2.1%
Groupe Bruxelles Lambert S.A.	2,992,756	$248,266

CANADA - 2.2%
Imperial Oil Ltd.	6,280,475	250,664

CHINA - 2.8%
Baidu, Inc. (DR)(1)	1,481,120	308,665
New Oriental Education & Technology Group, Inc. (DR)(1)	699,413	15,506

		324,171
DENMARK - 4.3%
Carlsberg AS, Class B	2,726,271	225,206
ISS AS(1)(2)	8,551,665	269,522

		494,728
FRANCE - 3.0%
Societe Television Francaise 1	9,731,132	172,646
Sodexo SA	586,533	57,258
Vivendi S.A.(1)	4,960,135	123,335

		353,239
GERMANY - 1.4%
Deutsche Boerse AG	1,974,108	161,450

JAPAN - 5.1%
Credit Saison Co., Ltd.	7,470,363	134,415
Kao Corp.	4,270,021	213,617
Nifco, Inc.	591,200	20,432
Stanley Electric Co., Ltd.(2)	9,327,300	211,300
Tokyo Electron Ltd.	190,954	13,345

		593,109
KOREA - 5.2%
Kia Motors Corp.	3,282,069	133,715
Samsung Electronics Co., Ltd.	358,153	465,184

		598,899
NETHERLANDS - 5.7%
ING Groep N.V. (DR)(1)	31,818,798	466,839
Reed Elsevier N.V.	2,464,593	61,455
TNT Express N.V.	20,085,817	127,877

		656,171
NORWAY - 2.1%
Akastor ASA(2)	14,103,594	28,380
Aker Solutions ASA(1)(2)	16,661,775	86,807
Orkla ASA	16,956,578	128,295

		243,482
SWITZERLAND - 11.6%
ABB Ltd.(1)	11,796,621	250,426
Adecco S.A.(1)	2,174,384	181,236
Novartis AG	2,940,973	290,980
Panalpina Welttransport Holding AG(2)	1,950,139	284,755
Pargesa Holding S.A.	1,338,069	94,111
UBS Group AG(1)	12,533,926	236,285

		1,337,793
UNITED KINGDOM - 23.9%
Alent plc(2)	17,948,145	99,735
Amec Foster Wheeler plc	8,126,062	109,151
Compass Group plc	32,019,097	556,666
Diageo plc	4,914,672	135,565
Lloyds Banking Group plc(1)	205,170,800	238,245
QinetiQ Group plc	23,193,470	65,680
Reed Elsevier plc	25,624,047	440,544
Royal Bank of Scotland Group plc(1)	72,023,017	363,252
Savills plc	1,539,944	18,549
Serco Group plc	24,817,030	50,766
Serco Group plc Rights Exp. 4/16/2015(1)	24,817,030	15,094
TESCO plc	102,976,742	369,440
Unilever plc (DR)	3,606,140	150,412
Vesuvius plc(2)	21,510,067	156,700

		2,769,799
UNITED STATES - 15.1%
Accenture plc, Class A	1,178,830	110,445
Applied Materials, Inc.	13,966,454	315,083
Arch Capital Group Ltd.(1)(2)	6,077,669	374,384
Flextronics International Ltd.(1)	18,680,919	236,781
Medtronic plc	4,600,915	358,825
TE Connectivity Ltd.	4,947,636	354,350

		1,749,868

Total common stocks (Cost $7,622,250)		9,781,639

PREFERRED STOCKS - 0.3%

KOREA - 0.3%
Samsung Electronics Co., Ltd.(3)	34,364	34,195

Total preferred stocks (Cost $29,898)		34,195

Artisan Partners Funds	25

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $1,726,512 (Cost $1,726,512)(4)	$1,726,512	$1,726,512

Total investments - 99.7% (Cost $9,378,660)		11,542,346

Other assets less liabilities - 0.3%		36,697

Total net assets - 100.0%(5)		$11,579,043

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.375%	3/31/2020	$285,543
U.S. Treasury Note	1.500%	1/31/2022	253,278
U.S. Treasury Note	2.000%	5/31/2021	277,763
U.S. Treasury Note	2.125%	12/31/2021	889,762
U.S. Treasury Bond	7.875%	2/15/2021	54,700

			$1,761,046

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,792,857	15.5%
Consumer Staples	1,222,535	10.6
Energy	475,002	4.1
Financials	2,335,796	20.3
Health Care	649,805	5.6
Industrials	1,402,056	12.1
Information Technology	1,838,048	15.9
Materials	99,735	0.9
Short-term investments	1,726,512	15.0

Total investments	$11,542,346	100.0%

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,619,387	22.7%
Canadian dollar	250,664	2.2
Danish krone	494,728	4.3
Euro	1,419,126	12.3
Japanese yen*	593,109	5.1
Korean won	633,094	5.5
Norwegian krone	243,482	2.1
Swiss franc	1,337,793	11.6
U.S. dollar	3,950,963	34.2

Total investments	$11,542,346	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below ( in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	8/13/2015	JPY	61,531,892	USD	512,655	$(1,421)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	4.8%
Samsung Electronics Co., Ltd.	Korea	4.3
ING Groep N.V.	Netherlands	4.0
Reed Elsevier plc	United Kingdom	3.8
Arch Capital Group Ltd.	United States	3.2
TESCO plc	United Kingdom	3.2
Royal Bank of Scotland Group plc	United Kingdom	3.2
Medtronic plc	United States	3.1
TE Connectivity Ltd.	United States	3.1
Applied Materials, Inc.	United States	2.7

Total		35.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 19.4%
Auto Components - 0.5%
BorgWarner, Inc.	772,485	$46,720

Distributors - 3.0%
LKQ Corp.(1)	11,490,627	293,701

Hotels, Restaurants & Leisure - 2.8%
Chipotle Mexican Grill, Inc.(1)	345,294	224,628
Panera Bread Co., Class A(1)	310,275	49,642

		274,270
Internet & Catalog Retail - 2.7%
JD.com, Inc. (DR)(1)(2)	4,955,541	145,594
Netflix, Inc.(1)	146,480	61,036
TripAdvisor, Inc.(1)	727,556	60,511

		267,141
Media - 0.6%
Lions Gate Entertainment Corp.	1,607,437	54,524

Multiline Retail - 0.5%
Dollar Tree, Inc.(1)	598,489	48,564

Specialty Retail - 5.8%
Signet Jewelers Ltd.	1,439,722	199,819
Tractor Supply Co.	2,189,794	186,264
Ulta Salon Cosmetics & Fragrance, Inc.(1)	763,466	115,169
Williams-Sonoma, Inc.	743,646	59,276

		560,528
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	1,138,490	47,168
Kate Spade & Co.(1)	3,035,435	101,353
Lululemon Athletica, Inc.(1)	1,681,416	107,644
Under Armour, Inc., Class A(1)	1,000,190	80,766

		336,931
CONSUMER STAPLES - 4.4%
Beverages - 0.8%
Monster Beverage Corp.(1)	595,774	82,452

Food & Staples Retailing - 1.1%
Sprouts Farmers Market, Inc.(1)	2,912,110	102,593

CONSUMER STAPLES (CONTINUED)
Food Products - 2.5%
Keurig Green Mountain, Inc.	1,025,270	114,554
WhiteWave Foods Co., Class A(1)	2,944,797	130,572

		245,126
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co.	806,113	92,776
Concho Resources, Inc.(1)	425,354	49,307

		142,083
FINANCIALS - 6.9%
Banks - 1.1%
PacWest Bancorp	2,271,802	106,525

Capital Markets - 2.1%
TD Ameritrade Holding Corp.	5,618,960	209,362

Consumer Finance - 1.0%
Discover Financial Services	1,686,373	95,027

Diversified Financial Services - 2.7%
Intercontinental Exchange, Inc.	234,668	54,741
McGraw Hill Financial, Inc.	1,985,065	205,256

		259,997
HEALTH CARE - 19.3%
Biotechnology - 8.7%
Alkermes plc(1)	1,663,724	101,437
Alnylam Pharmaceuticals, Inc.(1)	466,999	48,764
Cepheid, Inc.(1)	2,305,486	131,182
Incyte Corp.(1)	1,684,380	154,391
Regeneron Pharmaceuticals, Inc.(1)	906,013	409,047

		844,821
Health Care Equipment & Supplies - 0.1%
DexCom, Inc.(1)	177,162	11,044

Health Care Providers & Services - 3.4%
Catamaran Corp.(1)(2)	1,464,599	87,202
Cigna Corp.	1,862,817	241,123

		328,325
Health Care Technology - 3.9%
athenahealth, Inc.(1)	1,390,696	166,035
Cerner Corp.(1)	2,968,505	217,473

		383,508
Life Sciences Tools & Services - 3.2%
Illumina, Inc.(1)	1,673,801	310,724

Artisan Partners Funds	27

	Shares Held	Value
INDUSTRIALS - 17.6%
Aerospace & Defense - 1.0%
Textron, Inc.	2,108,509	$93,470

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	1,341,368	98,215

Building Products - 2.5%
Fortune Brands Home & Security, Inc.	5,107,032	242,482

Commercial Services & Supplies - 1.5%
Waste Connections, Inc.	3,021,461	145,453

Electrical Equipment - 5.4%
AMETEK, Inc.	6,210,280	326,288
Sensata Technologies Holding N.V.(1)	3,551,483	204,033

		530,321
Machinery - 1.4%
Pall Corp.	1,326,670	133,184

Professional Services - 4.8%
IHS, Inc., Class A(1)(3)	3,230,909	367,548
Verisk Analytics, Inc., Class A(1)	1,356,623	96,863

		464,411
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.8%
Palo Alto Networks, Inc.(1)	503,855	73,603

Electronic Equipment, Instruments & Components - 1.9%
FLIR Systems, Inc.(3)	3,268,879	102,251
IPG Photonics Corp.(1)	646,661	59,945
Trimble Navigation Ltd.(1)	1,036,177	26,112

		188,308
Internet Software & Services - 4.6%
LinkedIn Corp., Class A(1)	902,986	225,620
Pandora Media, Inc.(1)	4,203,155	68,133
Twitter, Inc.(1)	2,980,206	149,249

		443,002
IT Services - 1.8%
Gartner, Inc.(1)	1,902,513	159,526
Global Payments, Inc.	174,041	15,956

		175,482
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	14,217,514	320,747
Freescale Semiconductor Ltd.(1)	1,893,159	77,165
NXP Semiconductors N.V.(1)	689,827	69,231

		467,143
INFORMATION TECHNOLOGY (CONTINUED)
Software - 11.0%
Aspen Technology, Inc.(1)	3,143,221	120,982
Autodesk, Inc.(1)	3,502,490	205,386
Electronic Arts, Inc.(1)	4,218,242	248,096
Guidewire Software, Inc.(1)	1,534,893	80,751
Mobileye N.V.(1)(2)	1,226,289	51,541
ServiceNow, Inc.(1)	991,453	78,107
Workday, Inc., Class A(1)	3,388,969	286,063

		1,070,926
MATERIALS - 1.1%
Chemicals - 1.1%
RPM International, Inc.	2,244,678	107,722

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc.(1)	1,542,799	83,064
Zayo Group Holdings, Inc.(1)	2,548,454	71,255

		154,319

Total common stocks (Cost $6,395,884)		9,392,007

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $320,700 (Cost $320,700)(4)	$320,700	$320,700

Total investments - 100.0% (Cost $6,716,584)		9,712,707

Other assets less liabilities - (0.0)%†		2,190

Total net assets - 100.0%(5)		$9,714,897

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Catamaran Corp.	Canada	U.S. dollar
JD.com, Inc. (DR)	China	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.

28	Artisan Partners Funds

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.375%	3/31/2020	$327,116

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	4.2%
IHS, Inc.	United States	3.8
AMETEK, Inc.	United States	3.4
Applied Materials, Inc.	United States	3.3
Illumina, Inc.	United States	3.2
LKQ Corp.	United States	3.0
Workday, Inc.	United States	2.9
Electronic Arts, Inc.	United States	2.6
Fortune Brands Home & Security, Inc.	United States	2.5
Cigna Corp.	United States	2.5

Total		31.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	29

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.3%

CONSUMER DISCRETIONARY - 14.6%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	5,949,484	$190,800

Internet & Catalog Retail - 2.6%
Liberty Interactive Corp., Class A(1)	5,071,747	148,044
Liberty Ventures, Class A(1)	2,245,442	94,331

		242,375
Leisure Equipment & Products - 1.2%
Mattel, Inc.	4,711,910	107,667

Media - 4.0%
Gannett Co., Inc.	5,094,986	188,922
Omnicom Group, Inc.	2,366,422	184,534

		373,456
Multiline Retail - 1.0%
Nordstrom, Inc.	1,219,222	97,928

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc.(1)	2,750,512	211,170

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	3,597,171	149,031

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 2.6%
Kroger Co.	3,142,810	240,928

ENERGY - 6.8%
Energy Equipment & Services - 2.3%
Ensco plc, Class A	4,970,030	104,718
Helmerich & Payne, Inc.	1,031,096	70,187
McDermott International, Inc.(1)	11,232,965	43,135

		218,040
Oil, Gas & Consumable Fuels - 4.5%
Denbury Resources, Inc.(2)	16,371,662	119,349
Hess Corp.	623,213	42,298
SM Energy Co.	2,907,007	150,234
Southwestern Energy Co.(1)	4,683,783	108,617

		420,498
FINANCIALS - 21.1%
Banks - 1.2%
M&T Bank Corp.	919,788	116,813
FINANCIALS (CONTINUED)
Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	626,164	146,065

Insurance - 16.5%
Alleghany Corp.(1)	563,363	274,358
Allied World Assurance Co. Holdings AG	3,679,061	148,634
Allstate Corp.	3,387,097	241,060
Aon plc	2,068,002	198,776
Arch Capital Group Ltd.(1)(2)	3,219,167	198,301
Loews Corp.	3,318,302	135,486
Progressive Corp.	6,280,456	170,829
Torchmark Corp.	3,408,123	187,174

		1,554,618
Real Estate Investment Trusts (REITs) - 1.8%
American Capital Agency Corp.	3,921,424	83,644
Hatteras Financial Corp.(2)	4,915,375	89,263

		172,907
HEALTH CARE - 2.6%
Health Care Providers & Services - 2.6%
Cigna Corp.	1,914,418	247,802

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.8%
L-3 Communications Holdings, Inc.	582,545	73,279
Rockwell Collins, Inc.	1,917,133	185,099

		258,378
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	2,952,471	119,752

Construction & Engineering - 4.6%
Fluor Corp.	2,759,826	157,752
Jacobs Engineering Group, Inc.(1)	4,533,190	204,719
Quanta Services, Inc.(1)	2,565,626	73,197

		435,668
Electrical Equipment - 1.2%
Hubbell, Inc., Class B	1,030,543	112,968

Machinery - 3.5%
Joy Global, Inc.(2)	4,311,359	168,919
Kennametal, Inc.(2)	4,730,169	159,359

		328,278
Professional Services - 2.0%
Manpowergroup, Inc.	2,195,541	189,146

30	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Road & Rail - 0.6%
Ryder System, Inc.	633,985	$60,159

INFORMATION TECHNOLOGY - 18.8%
Electronic Equipment, Instruments & Components - 8.9%
Arrow Electronics, Inc.(1)(2)	4,453,237	272,315
Avnet, Inc.(2)	5,851,086	260,373
FLIR Systems, Inc.(2)	6,679,855	208,946
Keysight Technologies, Inc.(1)	2,632,047	97,781

		839,415
Internet Software & Services - 1.6%
IAC/InterActiveCorp	2,206,791	148,892

IT Services - 2.8%
NeuStar, Inc., Class A(1)(2)	3,011,534	74,144
Teradata Corp.(1)	4,166,437	183,907

		258,051
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	4,448,637	280,264
KLA-Tencor Corp.	1,181,782	68,886
Lam Research Corp.	655,617	46,047

		395,197
Software - 1.3%
Synopsys, Inc.(1)	2,705,971	125,341

MATERIALS - 5.8%
Chemicals - 1.7%
Celanese Corp., Class A	2,953,478	164,981

Metals & Mining - 4.1%
Goldcorp, Inc.(3)	9,753,317	176,730
Kinross Gold Corp.(1)(3)	28,512,796	63,869
Nucor Corp.	3,023,423	143,703

		384,302
UTILITIES - 5.0%
Electric Utilities - 3.4%
Edison International	2,574,463	160,827
Xcel Energy, Inc.	4,674,746	162,728

		323,555
Multi-Utilities - 1.6%
SCANA Corp.	2,769,328	152,285

Total common stocks (Cost $6,717,578)		8,786,466
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $583,496 (Cost $583,496)(4)	$583,496	$583,496

Total investments - 99.5% (Cost $7,301,074)		9,369,962

Other assets less liabilities - 0.5%		46,950

Total net assets - 100.0%(5)		$9,416,912

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$595,168

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	31

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.0%
Alleghany Corp.	United States	2.9
Arrow Electronics, Inc.	United States	2.9
Avnet, Inc.	United States	2.8
Cigna Corp.	United States	2.6
Allstate Corp.	United States	2.6
Kroger Co.	United States	2.5
Bed Bath & Beyond, Inc.	United States	2.2
FLIR Systems, Inc.	United States	2.2
Jacobs Engineering Group, Inc.	United States	2.2

Total		25.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

CONSUMER DISCRETIONARY - 16.4%
Auto Components - 2.2%
Gentherm, Inc.(1)	632,340	$31,940

Distributors - 1.5%
LKQ Corp.(1)	864,330	22,092

Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc.(1)	311,103	15,950
LifeLock, Inc.(1)	1,748,485	24,671

		40,621
Hotels, Restaurants & Leisure - 3.7%
Dunkin’ Brands Group, Inc.	895,321	42,581
Noodles & Co(1)	409,174	7,136
Zoe’s Kitchen, Inc.(1)	91,047	3,031

		52,748
Internet & Catalog Retail - 1.5%
Jumei International Holding Ltd. (DR)(1)	761,741	12,051
MakeMyTrip Ltd. (1)(2)	456,692	10,029

		22,080
Media - 0.6%
Imax Corp.(1)(2)	249,147	8,399

Specialty Retail - 1.1%
Restoration Hardware Holdings, Inc.(1)	162,204	16,089

Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp.(1)	381,355	27,789
Tumi Holdings, Inc.(1)	645,381	15,786

		43,575
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
PriceSmart, Inc.	168,813	14,346

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Diamondback Energy, Inc.(1)	113,855	8,749
Oasis Petroleum, Inc.(1)	546,177	7,767
Rosetta Resources, Inc.(1)	473,408	8,057
SemGroup Corp., Class A	165,804	13,486

		38,059
HEALTH CARE - 22.7%
Biotechnology - 8.8%
Agios Pharmaceuticals, Inc.(1)	41,102	3,876
Alnylam Pharmaceuticals, Inc.(1)	149,919	15,654
Bluebird Bio, Inc.(1)	40,962	4,947
Cepheid, Inc.(1)	838,324	47,701
Exact Sciences Corp.(1)	900,708	19,834
Incyte Corp.(1)	307,831	28,216
Isis Pharmaceuticals, Inc.(1)	114,833	7,311

		127,539
Health Care Equipment & Supplies - 8.1%
DexCom, Inc.(1)	1,313,520	81,885
GenMark Diagnostics, Inc.(1)	1,224,903	15,899
K2M Group Holdings, Inc.(1)	70,012	1,544
NuVasive, Inc. (1)	398,776	18,340

		117,668
Health Care Providers & Services - 2.1%
AAC Holdings, Inc.(1)	162,600	4,972
Surgical Care Affiliates, Inc.(1)	322,092	11,057
Team Health Holdings, Inc.(1)	238,448	13,952

		29,981
Health Care Technology - 3.1%
athenahealth, Inc.(1)	311,343	37,171
Inovalon Holdings, Inc., Class A(1)	259,003	7,825

		44,996
Life Sciences Tools & Services - 0.6%
NeoGenomics, Inc.(1)	1,871,328	8,739

INDUSTRIALS - 16.2%
Aerospace & Defense - 5.2%
Taser International, Inc.(1)	1,655,727	39,919
Teledyne Technologies, Inc.(1)	336,052	35,867

		75,786
Air Freight & Logistics - 1.6%
Forward Air Corp.	414,083	22,485

Commercial Services & Supplies - 0.4%
Brady Corp., Class A(3)	198,273	5,609

Electrical Equipment - 5.1%
Acuity Brands, Inc.	434,928	73,138

Artisan Partners Funds	33

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 2.9%
IDEX Corp.	363,971	$27,600
John Bean Technologies Corp.	209,609	7,487
Proto Labs, Inc.(1)	106,038	7,423

		42,510
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc.(1)	464,584	14,541

INFORMATION TECHNOLOGY - 35.6%
Electronic Equipment, Instruments & Components - 6.5%
Cognex Corp.(1)	1,033,999	51,276
FEI Co.	262,503	20,040
Hollysys Automation Technologies Ltd.	179,219	3,561
IPG Photonics Corp.(1)	129,061	11,964
National Instruments Corp.	230,039	7,370

		94,211
Internet Software & Services - 13.2%
Benefitfocus, Inc.(1)	299,560	11,021
CoStar Group, Inc.(1)	252,873	50,026
Demandware, Inc.(1)	382,664	23,304
GrubHub, Inc.(1)	95,946	4,355
HomeAway, Inc.(1)	651,007	19,641
MercadoLibre, Inc.	174,628	21,396
Pandora Media, Inc.(1)	1,534,936	24,881
SPS Commerce, Inc.(1)	253,880	17,035
Textura Corp.(1)	691,640	18,799

		190,458
IT Services - 1.5%
Acxiom Corp.(1)	556,185	10,284
WEX, Inc.(1)	106,277	11,410

		21,694
Semiconductors & Semiconductor Equipment - 1.6%
Cavium, Inc.(1)	229,183	16,231
Ultratech, Inc.(1)	390,046	6,763

		22,994
Software - 12.8%
ACI Worldwide, Inc.(1)	358,017	7,754
Blackbaud, Inc.	234,168	11,095
Guidewire Software, Inc.(1)	835,353	43,948
Informatica Corp.(1)	292,184	12,814
Interactive Intelligence Group, Inc.(1)	187,052	7,703
Solera Holdings, Inc.	195,851	10,117
Tableau Software, Inc., Class A(1)	194,756	18,019
Tyler Technologies, Inc.(1)	230,731	27,810
Ultimate Software Group, Inc.(1)	236,345	40,168
Zendesk, Inc.(1)	246,941	5,603

		185,031
MATERIALS - 0.5%
Chemicals - 0.5%
Zep, Inc.	413,218	7,037

Total common stocks (Cost $915,601)		1,374,366

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $60,942 (Cost $60,942)(4)	$60,942	$60,942

Total investments - 99.2% (Cost $976,543)		1,435,308

Other assets less liabilities - 0.8%		12,061

Total net assets - 100.0%(5)		$1,447,369

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Imax Corp.	Canada	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$62,163

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR)	Depositary Receipt, voting rights may vary.

34	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
DexCom, Inc.	United States	5.7%
Acuity Brands, Inc.	United States	5.0
Cognex Corp.	United States	3.5
CoStar Group, Inc.	United States	3.5
Cepheid, Inc.	United States	3.3
Guidewire Software, Inc.	United States	3.0
Dunkin’ Brands Group, Inc.	United States	2.9
Ultimate Software Group, Inc.	United States	2.8
Taser International, Inc.	United States	2.8
athenahealth, Inc.	United States	2.6

Total		35.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.9%

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.9%
Remy International, Inc.	355,405	$7,894

Household Durables - 0.6%
NACCO Industries, Inc., Class A	99,336	5,264

Media - 1.5%
DreamWorks Animation SKG, Inc., Class A(1)	366,939	8,880
Starz, Class A(1)	129,558	4,458

		13,338
Specialty Retail - 3.7%
America’s Car-Mart, Inc.(1)	163,909	8,892
American Eagle Outfitters, Inc.	327,270	5,590
Rent-A-Center, Inc.	661,208	18,143

		32,625
CONSUMER STAPLES - 2.4%
Food Products - 1.8%
Dean Foods Co.	397,043	6,563
Fresh Del Monte Produce, Inc.	240,287	9,350

		15,913
Tobacco - 0.6%
Universal Corp.	107,366	5,063

ENERGY - 11.6%
Energy Equipment & Services - 6.7%
Era Group, Inc.(1)	473,988	9,878
Gulfmark Offshore, Inc., Class A	257,644	3,360
McDermott International, Inc.(1)	370,678	1,423
Mitcham Industries, Inc.(1)	315,475	1,451
Newpark Resources, Inc.(1)	907,119	8,264
Patterson-UTI Energy, Inc.	771,150	14,478
Superior Energy Services, Inc.	395,166	8,828
Tesco Corp.	180,499	2,052
Tidewater, Inc.	137,492	2,632
Unit Corp.(1)	237,462	6,644

		59,010
Oil, Gas & Consumable Fuels - 4.9%
Cloud Peak Energy, Inc.(1)	912,897	5,313
World Fuel Services Corp.	648,886	37,298

		42,611
FINANCIALS - 12.6%
Capital Markets - 1.1%
Capital Southwest Corp.	98,534	4,574
Manning & Napier, Inc.	385,612	5,017

		9,591
Diversified Financial Services - 1.8%
FNFV Group(1)	604,555	8,524
PICO Holdings, Inc.(1)	450,936	7,310

		15,834
Insurance - 3.0%
Allied World Assurance Co. Holdings AG	261,376	10,560
Enstar Group Ltd.(1)	46,316	6,570
RenaissanceRe Holdings Ltd.	97,503	9,724

		26,854
Real Estate Investment Trusts (REITs) - 4.4%
Anworth Mortgage Asset Corp.	1,045,060	5,319
Campus Crest Communities, Inc.	942,412	6,748
CYS Investments, Inc.	487,546	4,344
Hatteras Financial Corp.(2)	464,184	8,429
STORE Capital Corp.	604,268	14,110

		38,950
Thrifts & Mortgage Finance - 2.3%
Berkshire Hills Bancorp, Inc.	300,916	8,336
Dime Community Bancshares, Inc.	343,002	5,522
Oritani Financial Corp.	416,077	6,054

		19,912
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.5%
ICU Medical, Inc.(1)	45,303	4,219

Health Care Providers & Services - 0.6%
Owens & Minor, Inc.	157,174	5,319

Health Care Technology - 0.8%
Vocera Communications, Inc.(1)	697,259	6,917

INDUSTRIALS - 30.1%
Aerospace & Defense - 2.7%
Cubic Corp.	452,209	23,411

Building Products - 1.6%
Quanex Building Products Corp.	725,898	14,329

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	75,665	2,411
Civeo Corp.	543,927	1,381

36	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (Continued)
Quad/Graphics, Inc.	58,942	$1,354
Team, Inc.(1)	231,573	9,027
Tetra Tech, Inc.	367,108	8,818

		22,991
Construction & Engineering - 7.1%
Aegion Corp.(1)	249,054	4,496
Comfort Systems USA, Inc.	422,517	8,890
EMCOR Group, Inc.	820,619	38,134
MYR Group, Inc.(1)	203,618	6,381
Orion Marine Group, Inc.(1)	174,537	1,546
Tutor Perini Corp.(1)	125,193	2,923

		62,370
Electrical Equipment - 4.1%
AZZ, Inc.	268,272	12,499
Encore Wire Corp.	278,650	10,555
Franklin Electric Co., Inc.	109,748	4,186
Powell Industries, Inc.	262,222	8,855

		36,095
Machinery - 4.4%
Dynamic Materials Corp.	237,108	3,028
Global Brass & Copper Holdings, Inc.	273,005	4,218
Kennametal, Inc.(2)	304,478	10,258
TriMas Corp.(1)	55,409	1,706
Valmont Industries, Inc.	72,184	8,870
Woodward, Inc.	202,662	10,338

		38,418
Professional Services - 1.3%
FTI Consulting, Inc.(1)	216,690	8,117
TrueBlue, Inc.(1)	151,485	3,689

		11,806
Road & Rail - 2.4%
Celadon Group, Inc.	302,101	8,223
Ryder System, Inc.	131,277	12,457

		20,680
Trading Companies & Distributors - 3.9%
Air Lease Corp.	232,560	8,777
Applied Industrial Technologies, Inc.	76,137	3,452
Kaman Corp.	377,861	16,033
NOW, Inc.(1)	262,717	5,685

		33,947
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
ADTRAN, Inc.	581,539	10,857

Electronic Equipment, Instruments & Components - 8.5%
Anixter International, Inc.(1)	109,649	8,347
Arrow Electronics, Inc.(1)(2)	345,799	21,146
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (Continued)
Benchmark Electronics, Inc.(1)	204,825	4,922
Knowles Corp.(1)	342,024	6,591
Park Electrochemical Corp.	631,266	13,610
Tech Data Corp.(1)	345,041	19,933

		74,549
Internet Software & Services - 1.4%
Blucora, Inc.(1)	184,599	2,522
EarthLink Holdings Corp.	2,085,719	9,260

		11,782
Semiconductors & Semiconductor Equipment - 4.2%
MKS Instruments, Inc.	337,872	11,423
Nanometrics, Inc.(1)	602,597	10,136
Rudolph Technologies, Inc.(1)	251,704	2,774
Ultratech, Inc.(1)	730,440	12,666

		36,999
Software - 1.4%
MicroStrategy, Inc., Class A(1)	73,368	12,413

MATERIALS - 8.4%
Chemicals - 5.6%
American Vanguard Corp.	442,339	4,698
HB Fuller Co.	660,391	28,311
Intrepid Potash, Inc.(1)	83,165	960
Rayonier Advanced Materials Inc.	403,829	6,017
Sensient Technologies Corp.	127,423	8,777

		48,763
Metals & Mining - 2.8%
Alamos Gold, Inc.(3)	779,806	4,570
AuRico Gold, Inc.(3)	1,114,543	3,087
Carpenter Technology Corp.	116,007	4,510
Globe Specialty Metals, Inc.	269,612	5,101
Schnitzer Steel Industries, Inc., Class A	472,722	7,498

		24,766
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	159,346	11,030

UTILITIES - 0.3%
Multi-Utilities - 0.3%
NorthWestern Corp.	45,636	2,455

Total common stocks (Cost $659,641)		806,975

Artisan Partners Funds	37

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $61,175 (Cost $61,175)(4)	$61,175	$61,175

Total investments - 98.9% (Cost $720,816)		868,150

Other assets less liabilities - 1.1%		10,009

Total net assets - 100.0%(5)		$878,159

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$62,403

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
EMCOR Group, Inc.	United States	4.3%
World Fuel Services Corp.	United States	4.2
HB Fuller Co.	United States	3.2
Cubic Corp.	United States	2.7
Arrow Electronics, Inc.	United States	2.4
Tech Data Corp.	United States	2.3
Rent-A-Center, Inc.	United States	2.1
Kaman Corp.	United States	1.8
Patterson-UTI Energy, Inc.	United States	1.7
Quanex Building Products Corp.	United States	1.6

Total		26.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2015 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.2%

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 3.3%
Cie Generale des Etablissements Michelin(1)	427,036	$42,524

Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	473,624	26,068

ENERGY - 16.0%
Energy Equipment & Services - 2.0%
Noble Corp. plc	1,806,633	25,799

Oil, Gas & Consumable Fuels - 14.0%
Apache Corp.	627,547	37,860
Denbury Resources, Inc.(2)	4,815,896	35,108
Devon Energy Corp.	905,779	54,627
EOG Resources, Inc.	298,962	27,412
Phillips 66	345,353	27,145

		182,152
FINANCIALS - 19.2%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	135,271	25,427

Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B(3)	242,742	35,033

Insurance - 12.1%
Alleghany Corp.(3)	95,283	46,403
Allstate Corp.	361,573	25,733
Arch Capital Group Ltd.(2)(3)	414,295	25,520
Chubb Corp.	358,055	36,199
Progressive Corp.	850,242	23,127

		156,982
Real Estate Investment Trusts (REITs) - 2.5%
American Capital Agency Corp.	753,200	16,066
Annaly Capital Management, Inc.	1,535,771	15,972

		32,038
HEALTH CARE - 5.9%
Health Care Providers & Services - 5.9%
Cigna Corp.	284,873	36,874
Express Scripts Holding Co.(3)	455,840	39,553

		76,427
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.5%
Precision Castparts Corp.	156,584	32,883

Construction & Engineering - 4.2%
Jacobs Engineering Group, Inc.(3)	1,208,532	54,577

Machinery - 2.2%
Joy Global, Inc.(2)	727,784	28,514

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,188,834	32,723

Electronic Equipment, Instruments & Components - 3.7%
Avnet, Inc.(2)	1,080,302	48,074

Internet Software & Services - 2.5%
Google, Inc. Class C(3)(4)	58,741	32,190

IT Services - 2.2%
International Business Machines Corp.	177,240	28,447

Software - 3.7%
Oracle Corp.	1,113,796	48,060

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	332,958	41,430
EMC Corp./MA	1,354,465	34,620

		76,050
MATERIALS - 12.5%
Chemicals - 5.3%
LyondellBasell Industries N.V., Class A	380,723	33,427
Mosaic Co.	761,740	35,086

		68,513
Metals & Mining - 7.2%
Goldcorp, Inc.(1)	2,433,780	44,100
Kinross Gold Corp.(1)(3)	10,369,573	23,228
Nucor Corp.	559,354	26,586

		93,914

Total common stocks (Cost $1,018,765)		1,146,395

Artisan Partners Funds	39

	Shares Held	Value
PREFERRED STOCKS - 5.0%

INFORMATION TECHNOLOGY - 5.0%
Technology Hardware, Storage & Peripherals - 5.0%
Samsung Electronics Co., Ltd.(1)(4)	64,975	$64,656

Total preferred stocks (Cost $44,981)		64,656

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/15, due 4/1/15, maturity value $94,017 (Cost $94,017)(5)	$94,017	$94,017

Total investments - 100.4% (Cost $1,157,763)		1,305,068

Other assets less liabilities - (0.4)%		(5,443)

Total net assets - 100.0%(6)		$1,299,625

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	3/31/2022	$58,167
U.S. Treasury Note	2.375%	8/15/2024	437
U.S. Treasury Note	2.750%	11/15/2023	37,298

			$95,902

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

CURRENCY EXPOSURE - March 31, 2015 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$42,524	3.3%
Korean won	64,656	4.9
U.S. dollar	1,197,888	91.8

Total investments	$1,305,068	100.0%

TOP TEN HOLDINGS - March 31, 2015 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.0%
Devon Energy Corp.	United States	4.2
Jacobs Engineering Group, Inc.	United States	4.2
Avnet, Inc.	United States	3.7
Oracle Corp.	United States	3.7
Alleghany Corp.	United States	3.5
Goldcorp, Inc.	Canada	3.4
Cie Generale des Etablissements Michelin	France	3.3
Apple, Inc.	United States	3.2
Express Scripts Holding Co.	United States	3.0

Total		37.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2015 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$66,056	$247,046		$1,081,286	$112,141
Investments in securities, affiliated, at value	–	13,621		57,132	8,997
Short-term investments (repurchase agreements), at value	1,522	2,429		75,051	4,569
Total investments	67,578	263,096		1,213,469	125,707
Cash	7	1		1	–	(1)
Foreign currency	23	14		32	–	(1)
Receivable from investments sold	–	4,407		11,749	614
Receivable from fund shares sold	27	323		2,064	353
Dividends and interest receivable	736	349		2,444	71
Other assets	1	2		8	1
Total assets	68,372	268,192		1,229,767	126,746
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	–		49	–
Payable for investments purchased	–	3,574		8,882	1,037
Payable for fund shares redeemed	75	80		336	100
Payable for operating expenses	205	126		253	120
Payable for deferred director’s compensation	– (1)	–	(1)	2	–	(1)
Payable for foreign taxes*	220	7		64	166
Total liabilities	500	3,787		9,586	1,423
Total net assets	$67,872	$264,405		$1,220,181	$125,323
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$200,718	$231,515		$985,147	$133,895
Net unrealized appreciation on investments and foreign currency related transactions	7,236	28,537		237,421	1,175
Accumulated undistributed net investment loss	(1,797)	(704)		(3,117)	(818)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(138,285)	5,057		730	(8,929)
Total net assets	$67,872	$264,405		$1,220,181	$125,323
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$28,931	$264,405		$674,194	$125,323
Institutional Shares	$38,941			$545,987
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	2,405,358	15,511,124		35,087,090	11,247,669
Institutional Shares	3,260,309			28,283,906
Net asset value per share
Investor Shares	$12.03	$17.05		$19.21	$11.14
Institutional Shares	$11.94			$19.30
Cost of securities of unaffiliated issuers held	$60,252	$216,662		$922,118	$112,512
Cost of securities of affiliated issuers held	$–	$17,895		$53,720	$11,849
Cost of foreign currency	$23	$15		$32	$–	(1)

*Including foreign taxes on unrealized gains	$71	$–		$–	$166

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$1,511,789	$640,401	$18,576,245	$892,744
Investments in securities, affiliated, at value	95,166	–	–	79,662
Short-term investments (repurchase agreements), at value	229,803	40,655	886,839	11,456
Total investments	1,836,758	681,056	19,463,084	983,862
Cash	1	193 (1)	1	–	(2)
Foreign currency	377	–	1,726	133
Receivable from investments sold	–	2,063	127,065	767
Receivable from fund shares sold	3,186	2,232	78,603	1,702
Dividends and interest receivable	3,454	11,369	56,007	1,158
Other assets	13	102	125	6
Total assets	1,843,789	697,015	19,726,611	987,628
LIABILITIES:
Unrealized loss on foreign currency forward contracts	5	93	–	–
Unrealized loss on unfunded loan commitments	–	63	–	–
Dividends declared	–	257	–	–
Payable for investments purchased	–	16,148	129,411	4,150
Payable for fund shares redeemed	1,773	2,107	15,151	498
Payable for operating expenses	537	53	3,935	396
Payable for deferred director’s compensation	3	1	25	1
Payable for foreign taxes	260	–	1,693	51
Due to custodian	–	1,564	–	–
Total liabilities	2,578	20,286	150,215	5,096
Total net assets	$1,841,211	$676,729	$19,576,396	$982,532
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,584,880	$684,115	$16,016,653	$786,718
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	224,525	(5,662)	3,664,644	169,242
Accumulated undistributed net investment income (loss)	(2,782)	110	4,295	(2,636)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	34,588	(1,834)	(109,196)	29,208
Total net assets	$1,841,211	$676,729	$19,576,396	$982,532
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,249,640	$423,259	$15,336,994	$982,532
Institutional Shares	$591,571		$4,239,402
Advisor Shares		$253,470
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	80,179,694	42,697,498	491,127,907	41,761,095
Institutional Shares	37,911,808		134,836,387
Advisor Shares		25,568,948
Net asset value per share
Investor Shares	$15.59	$9.91	$31.23	$23.53
Institutional Shares	$15.60		$31.44
Advisor Shares		$9.91
Cost of securities of unaffiliated issuers held	$1,531,851	$686,562	$15,795,192	$712,019
Cost of securities of affiliated issuers held	$80,293	$–	$–	$102,519
Cost of foreign currency	$379	$–	$1,742	$133

(1)	Includes $193 for segregated cash used as collateral for unfunded loan commitments.
(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP	MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$8,304,251		$8,922,208	$7,235,497
Investments in securities, affiliated, at value	1,511,583		469,799	1,550,969
Short-term investments (repurchase agreements), at value	1,726,512		320,700	583,496
Total investments	11,542,346		9,712,707	9,369,962
Cash	–	(1)	1	1
Foreign currency	4,218		–	–
Receivable from investments sold	–		61,271	53,600
Receivable from fund shares sold	15,638		7,292	7,744
Dividends and interest receivable	30,194		564	15,436
Other assets	75		66	64
Total assets	11,592,471		9,781,901	9,446,807
LIABILITIES:
Unrealized loss on foreign currency forward contracts	1,421		–	–
Payable for investments purchased	–		46,736	8,763
Payable for fund shares redeemed	6,576		18,107	17,259
Payable for operating expenses	3,173		2,131	3,859
Payable for deferred director’s compensation	15		13	14
Payable for foreign taxes	2,243		17	–
Total liabilities	13,428		67,004	29,895
Total net assets	$11,579,043		$9,714,897	$9,416,912
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$8,934,247		$6,021,296	$6,718,341
Net unrealized appreciation on investments and foreign currency related transactions	2,160,573		2,996,123	2,068,888
Accumulated undistributed net investment income (loss)	(92,301)		(73,982)	26,003
Accumulated undistributed net realized gains on investments and foreign currency related transactions	576,524		771,460	603,680
Total net assets	$11,579,043		$9,714,897	$9,416,912
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$8,830,719		$5,026,004	$7,750,675
Institutional Shares	$2,748,324		$4,688,893	$1,666,237
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	249,002,394		106,548,103	308,262,677
Institutional Shares	77,239,908		94,222,435	66,247,097
Net asset value per share
Investor Shares	$35.46		$47.17	$25.14
Institutional Shares	$35.58		$49.76	$25.15
Cost of securities of unaffiliated issuers held	$8,205,630		$6,360,864	$5,916,584
Cost of securities of affiliated issuers held	$1,173,030		$355,720	$1,384,490
Cost of foreign currency	$4,237		$–	$–

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,374,366	$767,142		$1,073,835
Investments in securities, affiliated, at value	–	39,833		137,216
Short-term investments (repurchase agreements), at value	60,942	61,175		94,017
Total investments	1,435,308	868,150		1,305,068
Cash	1	–	(1)	1
Foreign currency	–	–		–	(1)
Receivable from investments sold	14,224	16,801		–
Receivable from fund shares sold	478	215		2,285
Dividends and interest receivable	18	1,327		2,720
Other assets	10	4		8
Total assets	1,450,039	886,497		1,310,082
LIABILITIES:
Payable for investments purchased	1,432	5,718		8,301
Payable for fund shares redeemed	788	1,950		1,466
Payable for operating expenses	448	667		520
Payable for deferred director’s compensation	2	2		2
Payable for foreign taxes	–	1		168
Total liabilities	2,670	8,338		10,457
Total net assets	$1,447,369	$878,159		$1,299,625
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$963,862	$687,176		$1,104,098
Net unrealized appreciation on investments and foreign currency related transactions	458,765	147,334		147,254
Accumulated undistributed net investment income (loss)	(20,540)	4,439		3,911
Accumulated undistributed net realized gains on investments and foreign currency related transactions	45,282	39,210		44,362
Total net assets	$1,447,369	$878,159		$1,299,625
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,183,135	$681,378		$1,052,628
Institutional Shares	$264,234	$196,781		$246,997
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	39,333,291	48,988,470		78,576,982
Institutional Shares	8,744,256	14,076,650		18,402,085
Net asset value per share
Investor Shares	$30.08	$13.91		$13.40
Institutional Shares	$30.22	$13.98		$13.42
Cost of securities of unaffiliated issuers held	$976,543	$694,063		$1,014,584
Cost of securities of affiliated issuers held	$–	$26,753		$143,179
Cost of foreign currency	$–	$–		$–	(1)

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2015 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$1,691	$977	$5,793	$484
Interest	–	–	– (1)	–
Total investment income	1,691	977	5,793	484
EXPENSES:
Management fees	1,299	1,232	5,215	716
Transfer agent fees
Investor Shares	66	297	792	214
Institutional Shares	10		10
Shareholder communications
Investor Shares	7	11	47	12
Institutional Shares	9		4
Custodian fees	168	46	89	46
Accounting fees	44	35	44	39
Professional fees	49	25	34	16
Registration fees
Investor Shares	13	29	29	36
Institutional Shares	20		32
Directors’ fees	5	3	16	3
Other operating expenses	10	3	11	1
Total operating expenses	1,700	1,681	6,323	1,083
Less amounts waived or paid by the Adviser	(39)	–	–	(9)
Net expenses	1,661	1,681	6,323	1,074
Net investment income (loss)	30	(704)	(530)	(590)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	16,877	6,485	4,313	(6,735)
Investments, from affiliated issuers	–	(272)	(500)	(2,128)
Foreign currency related transactions	(503)	(29)	2,981	(61)
Total realized gain (loss)	16,374	6,184	6,794	(8,924)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(25,398)	18,306	49,328	13,184
Investments, from affiliated issuers	–	(3,680)	(5,201)	(2,081)
Foreign currency related transactions	(9)	15	(1,519)	3
Total increase (decrease) in unrealized appreciation or depreciation	(25,407)	14,641	42,608	11,106
Net gain (loss) on investments and foreign currency related transactions	(9,033)	20,825	49,402	2,182
Net increase (decrease) in net assets resulting from operations	$(9,003)	$20,121	$48,872	$1,592

(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$253	$12	$7	$28
(3) Net of foreign taxes on realized gains	243	30	–	4
(4) Net of increase (decrease) in foreign taxes on unrealized gains	(639)	(16)	–	166

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$13,284	$–	$103,951	$4,999
Dividends, from affiliated issuers(3)	–	–	2,868	–
Interest	– (1)	20,696	–	– (1)
Total investment income	13,284	20,696	106,819	4,999
EXPENSES:
Management fees	9,122	2,068	83,388	6,237
Transfer agent fees
Investor Shares	1,481	370	13,630	1,023
Institutional Shares	10		12
Advisor Shares		101
Shareholder communications
Investor Shares	71	17	445	29
Institutional Shares	4		17
Advisor Shares		10
Custodian fees	109	6	1,649	203
Accounting fees	44	28	45	35
Professional fees	55	67	232	44
Offering fees	–	19	–	–
Registration fees
Investor Shares	57	27	239	31
Institutional Shares	25		31
Advisor Shares		30
Directors’ fees	26	7	249	15
Other operating expenses	13	2	113	10
Total operating expenses	11,017	2,752	100,050	7,627
Net investment income (loss)	2,267	17,944	6,769	(2,628)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	34,064	(623)	75,639	43,680
Investments, from affiliated issuers	(590)	–	29,114	(5,212)
Foreign currency related transactions	2,797	(216)	(3,536)	(376)
Total realized gain (loss)	36,271	(839)	101,217	38,092
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	8,155	1,398	1,005,201	8,606
Investments, from affiliated issuers	9,410	–	(260,710)	(18,967)
Foreign currency related transactions	(1,470)	(315)	(1,656)	16
Total increase (decrease) in unrealized appreciation or depreciation	16,095	1,083	742,835	(10,345)
Net gain on investments and foreign currency related transactions	52,366	244	844,052	27,747
Net increase in net assets resulting from operations	$54,633	$18,188	$850,821	$25,119

(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$535	$–	$7,187	$245
(3) Net of foreign taxes withheld on dividends, affiliated issuers	–	–	319	–

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$54,701	$22,720	$103,397
Dividends, from affiliated issuers(3)	1,127	683	14,555
Interest	– (1)	–	–
Total investment income	55,828	23,403	117,952
EXPENSES:
Management fees	52,512	45,063	47,043
Transfer agent fees
Investor Shares	8,688	5,861	9,767
Institutional Shares	11	16	12
Shareholder communications
Investor Shares	297	286	1,012
Institutional Shares	6	43	33
Custodian fees	891	130	96
Accounting fees	44	30	29
Professional fees	161	126	171
Registration fees
Investor Shares	103	63	60
Institutional Shares	25	85	40
Directors’ fees	162	136	155
Other operating expenses	85	72	88
Total operating expenses	62,985	51,911	58,506
Net investment income (loss)	(7,157)	(28,508)	59,446
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	605,974	871,686	772,009
Investments, from affiliated issuers	(6,625)	911	(23,205)
Foreign currency related transactions	96,643	–	–
Total realized gain	695,992	872,597	748,804
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(218,902)	92,783	(401,258)
Investments, from affiliated issuers	(8,430)	(40,909)	(57,051)
Foreign currency related transactions	(48,777)	–	–
Total increase (decrease) in unrealized appreciation or depreciation	(276,109)	51,874	(458,309)
Net gain on investments and foreign currency related transactions	419,883	924,471	290,495
Net increase in net assets resulting from operations	$412,726	$895,963	$349,941

(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,238	$44	$396
(3) Net of foreign taxes withheld on dividends, affiliated issuers	125	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$1,410	$11,203	$12,114
Dividends, from affiliated issuers	–	770	981
Interest	–	–	– (1)
Total investment income	1,410	11,973	13,095
EXPENSES:
Management fees	7,274	5,956	4,811
Transfer agent fees
Investor Shares	1,303	1,110	1,258
Institutional Shares	9	9	9
Shareholder communications
Investor Shares	127	235	132
Institutional Shares	9	15	5
Custodian fees	20	33	53
Accounting fees	30	32	29
Professional fees	42	54	37
Registration fees
Investor Shares	29	29	34
Institutional Shares	15	16	17
Directors’ fees	21	23	20
Other operating expenses	14	22	13
Total operating expenses	8,893	7,534	6,418
Net investment income (loss)	(7,483)	4,439	6,677
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	112,261	74,634	86,440
Investments, from affiliated issuers	(868)	7,982	(6,015)
Foreign currency related transactions	–	–	(178)
Total realized gain	111,393	82,616	80,247
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	69,220	(61,319)	(34,507)
Investments, from affiliated issuers	3,813	(18,183)	(25,171)
Foreign currency related transactions	–	–	(36)
Total increase (decrease) in unrealized appreciation or depreciation	73,033	(79,502)	(59,714)
Net gain on investments and foreign currency related transactions	184,426	3,114	20,533
Net increase in net assets resulting from operations	$176,943	$7,553	$27,210

(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$31	$278

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS		GLOBAL EQUITY
	Six Months Ended 3/31/2015(2)	Year Ended 9/30/2014(1)	Six Months Ended 3/31/2015(2)	Year Ended 9/30/2014
OPERATIONS:
Net investment income (loss)	$30	$4,955	$(704)	$(297)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	16,877	(40,579)	6,485	7,333
Investments, from affiliated issuers	–	–	(272)	(34)
Foreign currency related transactions	(503)	(154)	(29)	(35)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(25,398)	53,274	18,306	6,496
Investments, from affiliated issuers	–	–	(3,680)	(594)
Foreign currency related transactions	(9)	10	15	(15)
Net increase (decrease) in net assets resulting from operations	(9,003)	17,506	20,121	12,854
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(405)	(1,021)	–	–
Institutional Shares	(3,071)	(4,377)
Net realized gains on investment transactions:
Investor Shares	–	–	(7,233)	(7,484)
Total distributions paid to shareholders	(3,476)	(5,398)	(7,233)	(7,484)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(325,000)	(269,148)	15,247	74,809
Total increase (decrease) in net assets	(337,479)	(257,040)	28,135	80,179
Net assets, beginning of period	405,351	662,391	236,270	156,091
Net assets, end of period	$67,872	$405,351	$264,405	$236,270
Accumulated undistributed net investment income (loss)	$(1,797)	$1,649	$(704)	$–

(1)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014
OPERATIONS:
Net investment income (loss)	$(530)	$1,598	$(590)	$108
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,313	28,167	(6,735)	2,895
Investments, from affiliated issuers	(500)	(1)	(2,128)	(763)
Foreign currency related transactions	2,981	841	(61)	(67)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	49,328	42,635	13,184	(9,918)
Investments, from affiliated issuers	(5,201)	8,613	(2,081)	(771)
Foreign currency related transactions	(1,519)	1,318	3	(7)
Net increase (decrease) in net assets resulting from operations	48,872	83,171	1,592	(8,523)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(2,108)	–	(250)	(38)
Institutional Shares	(2,576)	–
Net realized gains on investment transactions:
Investor Shares	(16,250)	–	(2,100)	(85)
Institutional Shares	(10,211)	–
Total distributions paid to shareholders	(31,145)	–	(2,350)	(123)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	42,746	322,388	(40,031)	135,180
Total increase (decrease) in net assets	60,473	405,559	(40,789)	126,534
Net assets, beginning of period	1,159,708	754,149	166,112	39,578
Net assets, end of period	$1,220,181	$1,159,708	$125,323	$166,112
Accumulated undistributed net investment income (loss)	$(3,117)	$2,097	$(818)	$22

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2015(2)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(2)	Period Ended 9/30/2014(1)
OPERATIONS:
Net investment income	$2,267	$10,935	$17,944	$8,296
Net realized gain (loss) on:
Investments, from unaffiliated issuers	34,064	58,251	(623)	1,286
Investments, from affiliated issuers	(590)	–	–	–
Foreign currency related transactions	2,797	717	(216)	288
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	8,155	74,560	1,398	(6,967)
Investments, from affiliated issuers	9,410	(248)	–	–
Foreign currency related transactions	(1,470)	1,348	(315)	222
Net increase in net assets resulting from operations	54,633	145,563	18,188	3,125
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(6,402)	(5,322)	(10,718)	(4,561)
Institutional Shares	(3,909)	(3,036)
Advisor Shares			(7,226)	(3,737)
Net realized gains on investment transactions:
Investor Shares	(35,854)	(15,793)	(1,377)	–
Institutional Shares	(15,333)	(7,056)
Advisor Shares			(1,005)	–
Total distributions paid to shareholders	(61,498)	(31,207)	(20,326)	(8,298)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(19,104)	608,003	172,876	511,164
Total increase (decrease) in net assets	(25,969)	722,359	170,738	505,991
Net assets, beginning of period	1,867,180	1,144,821	505,991	–
Net assets, end of period	$1,841,211	$1,867,180	$676,729	$505,991
Accumulated undistributed net investment income (loss)	$(2,782)	$5,262	$110	$110

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014
OPERATIONS:
Net investment income (loss)	$6,769	$144,872	$(2,628)	$(535)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	75,639	944,468	43,680	78,161
Investments, from affiliated issuers	29,114	12,235	(5,212)	(735)
Foreign currency related transactions	(3,536)	(3,296)	(376)	(430)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,005,201	(551,682)	8,606	(100,813)
Investments, from affiliated issuers	(260,710)	260,710	(18,967)	(3,890)
Foreign currency related transactions	(1,656)	(2,425)	16	(114)
Net increase (decrease) in net assets resulting from operations	850,821	804,882	25,119	(28,356)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(104,597)	(104,230)	–	(4,981)
Institutional Shares	(35,466)	(42,531)
Net realized gains on investment transactions:
Investor Shares	–	–	(59,359)	(64,140)
Total distributions paid to shareholders	(140,063)	(146,761)	(59,359)	(69,121)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,331,812	3,454,481	(73,319)	191,418
Total increase (decrease) in net assets	2,042,570	4,112,602	(107,559)	93,941
Net assets, beginning of period	17,533,826	13,421,224	1,090,091	996,150
Net assets, end of period	$19,576,396	$17,533,826	$982,532	$1,090,091
Accumulated undistributed net investment income (loss)	$4,295	$137,589	$(2,636)	$(8)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014
OPERATIONS:
Net investment income (loss)	$(7,157)	$105,165	$(28,508)	$(61,306)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	605,974	516,896	871,686	1,172,744
Investments, from affiliated issuers	(6,625)	51,690	911	49,467
Foreign currency related transactions	96,643	24,383	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(218,902)	68,965	92,783	(519,345)
Investments, from affiliated issuers	(8,430)	(114,770)	(40,909)	(94,153)
Foreign currency related transactions	(48,777)	45,286	–	–
Net increase in net assets resulting from operations	412,726	697,615	895,963	547,407
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(132,953)	(141,848)	–	–
Institutional Shares	(44,007)	(41,492)	–	–
Net realized gains on investment transactions:
Investor Shares	(440,577)	(484,885)	(525,174)	(435,868)
Institutional Shares	(128,108)	(132,447)	(429,113)	(268,248)
Total distributions paid to shareholders	(745,645)	(800,672)	(954,287)	(704,116)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	502,126	1,062,751	271,804	581,357
Total increase in net assets	169,207	959,694	213,480	424,648
Net assets, beginning of period	11,409,836	10,450,142	9,501,417	9,076,769
Net assets, end of period	$11,579,043	$11,409,836	$9,714,897	$9,501,417
Accumulated undistributed net investment income (loss)	$(92,301)	$91,816	$(73,982)	$(45,474)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014
OPERATIONS:
Net investment income (loss)	$59,446	$57,588	$(7,483)	$(17,290)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	772,009	841,487	112,261	19,466
Investments, from affiliated issuers	(23,205)	186,104	(868)	10,002
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(401,258)	(93,241)	69,220	(9,486)
Investments, from affiliated issuers	(57,051)	(180,216)	3,813	(63,278)
Net increase (decrease) in net assets resulting from operations	349,941	811,722	176,943	(60,586)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(56,887)	(40,163)	–	–
Institutional Shares	(15,736)	(9,155)	–	–
Net realized gains on investment transactions:
Investor Shares	(856,469)	(400,451)	–	–
Institutional Shares	(163,097)	(60,467)	–	–
Total distributions paid to shareholders	(1,092,189)	(510,236)	–	–
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(848,891)	(89,475)	(189,267)	(34,679)
Total increase (decrease) in net assets	(1,591,139)	212,011	(12,324)	(95,265)
Net assets, beginning of period	11,008,051	10,796,040	1,459,693	1,554,958
Net assets, end of period	$9,416,912	$11,008,051	$1,447,369	$1,459,693
Accumulated undistributed net investment income (loss)	$26,003	$39,180	$(20,540)	$(13,057)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP VALUE		VALUE
	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014	Six Months Ended 3/31/2015(1)	Year Ended 9/30/2014
OPERATIONS:
Net investment income	$4,439	$1,541	$6,677	$15,700
Net realized gain (loss) on:
Investments, from unaffiliated issuers	74,634	288,938	86,440	95,846
Investments, from affiliated issuers	7,982	81,839	(6,015)	279
Foreign currency related transactions	–	– (2)	(178)	(46)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(61,319)	(287,537)	(34,507)	38,694
Investments, from affiliated issuers	(18,183)	(53,385)	(25,171)	(84)
Foreign currency related transactions	–	– (2)	(36)	(15)
Net increase in net assets resulting from operations	7,553	31,396	27,210	150,374
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	(5,806)	(9,207)	(7,502)
Institutional Shares	–	(1,030)	(3,246)	(2,037)
Net realized gains on investment transactions:
Investor Shares	(210,711)	(86,756)	(74,612)	(56,730)
Institutional Shares	(50,568)	(12,496)	(19,962)	(11,945)
Total distributions paid to shareholders	(261,279)	(106,088)	(107,027)	(78,214)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(454,271)	(1,103,295)	(97,178)	(9,170)
Total increase (decrease) in net assets	(707,997)	(1,177,987)	(176,995)	62,990
Net assets, beginning of period	1,586,156	2,764,143	1,476,620	1,413,630
Net assets, end of period	$878,159	$1,586,156	$1,299,625	$1,476,620
Accumulated undistributed net investment income	$4,439	$–	$3,911	$9,687

(1)	Unaudited.
(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
EMERGING MARKETS FUND
Investor Shares(5)
3/31/2015(6)	$12.54	(0.01)	(0.40)	(0.41)	(0.10)	—	(0.10)	$12.03
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	(0.10)	$11.38
9/30/2010	$13.03	0.18	2.12	2.30	(0.09)	—	(0.09)	$15.24
Institutional Shares
3/31/2015(6)	$12.52	— (7)	(0.40)	(0.40)	(0.18)	—	(0.18)	$11.94
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	(0.14)	$11.37
9/30/2010	$13.02	0.17	2.15	2.32	(0.11)	—	(0.11)	$15.23
GLOBAL EQUITY FUND
Investor Shares
3/31/2015(6)	$16.18	(0.05)	1.41	1.36	—	(0.49)	(0.49)	$17.05
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	(0.14)	$9.83
9/30/2010(8)	$10.00	0.03	0.20	0.23	—	—	—	$10.23
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2015(6)	$18.92	(0.02)	0.80	0.78	(0.06)	(0.43)	(0.49)	$19.21
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	(0.13)	$10.90
9/30/2010	$9.14	(0.09)	1.94	1.85	—	—	—	$10.99

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
EMERGING MARKETS FUND
Investor Shares(5)
3/31/2015(6)	(3.32)%	$28,931	1.50%	1.67%	(0.18)%	13.29%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
9/30/2010	17.75%	$235,609	1.50%	1.73%	1.28%	25.89%
Institutional Shares
3/31/2015(6)	(3.34)%	$38,941	1.31%	n/a	0.07%	13.29%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
9/30/2010	17.94%	$284,187	1.31%	n/a	1.25%	25.89%
GLOBAL EQUITY FUND
Investor Shares
3/31/2015(6)	8.60%	$264,405	1.37%	n/a	(0.57)%	48.08%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
9/30/2010(8)	2.30%	$10,469	1.50%	3.66%	0.69%	60.81%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2015(6)	4.21%	$674,194	1.18%	n/a	(0.20)%	31.12%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
9/30/2010	20.24%	$72,458	1.50%	1.54%	(0.91)%	79.99%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2015(6)	$19.04	0.01	0.79	0.80	(0.11)	(0.43)	(0.54)	—	$19.30
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	—	$14.29
9/30/2011(9)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	—	$10.88
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2015(6)	$11.07	(0.04)	0.27	0.23	(0.02)	(0.14)	(0.16)	—	$11.14
9/30/2014	$10.61	0.01	0.48	0.49	(0.01)	(0.02)	(0.03)	—	$11.07
9/30/2013(10)	$10.00	0.01	0.60	0.61	—	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
3/31/2015(6)	$15.63	0.01	0.47	0.48	(0.08)	(0.44)	(0.52)	—	$15.59
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	—	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	—	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	—	$9.28
9/30/2010	$8.64	0.06	0.87	0.93	(0.20)	—	(0.20)	—	$9.37
Institutional Shares
3/31/2015(6)	$15.67	0.03	0.45	0.48	(0.11)	(0.44)	(0.55)	—	$15.60
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	—	$14.46
9/30/2012(11)	$10.75	0.01	0.82	0.83	—	—	—	—	$11.58
HIGH INCOME FUND
Investor Shares
3/31/2015(6)	$9.97	0.31	(0.02)	0.29	(0.31)	(0.04)	(0.35)	—	$9.91
9/30/2014(12)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
3/31/2015(6)	$9.97	0.31	(0.02)	0.29	(0.31)	(0.04)	(0.35)	—	$9.91
9/30/2014(12)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2015(6)	4.31%	$545,987	0.95%	n/a	0.07%	31.12%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(9)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2015(6)	2.12%	$125,323	1.50%	1.51%	(0.82)%	49.23%
9/30/2014	4.62%	$166,112	1.50%	1.55%	0.09%	72.15%
9/30/2013(10)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
3/31/2015(6)	3.09%	$1,249,640	1.27%	n/a	0.17%	5.63%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
9/30/2010	10.98%	$34,754	1.50%	1.96%	0.71%	34.52%
Institutional Shares
3/31/2015(6)	3.11%	$591,571	1.03%	n/a	0.42%	5.63%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(11)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
HIGH INCOME FUND
Investor Shares
3/31/2015(6)	2.97%	$423,259	1.01%	n/a	6.26%	48.80%
9/30/2014(12)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
3/31/2015(6)	3.03%	$253,470	0.89%	n/a	6.34%	48.80%
9/30/2014(12)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2015(6)	$30.04	0.01	1.41	1.42	(0.23)	—	(0.23)	$31.23
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	(0.18)	$18.37
9/30/2010	$20.16	0.17	0.49	0.66	(0.25)	—	(0.25)	$20.57
Institutional Shares
3/31/2015(6)	$30.27	0.03	1.43	1.46	(0.29)	—	(0.29)	$31.44
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	(0.23)	$18.50
9/30/2010	$20.29	0.22	0.49	0.71	(0.28)	—	(0.28)	$20.72
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2015(6)	$24.30	(0.06)	0.67	0.61	—	(1.38)	(1.38)	$23.53
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	(0.01)	$16.44
9/30/2010	$16.66	0.02	2.07	2.09	(0.12)	—	(0.12)	$18.63
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2015(6)	$36.56	(0.03)	1.29	1.26	(0.55)	(1.81)	(2.36)	$35.46
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	(0.35)	$23.44
9/30/2010	$22.83	0.31	2.02	2.33	(0.42)	—	(0.42)	$24.74

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2015(6)	4.74%	$15,336,994	1.15%	n/a	0.03%	25.81%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
9/30/2010	3.27%	$7,294,721	1.23%	n/a	0.86%	70.51%
Institutional Shares
3/31/2015(6)	4.84%	$4,239,402	0.95%	n/a	0.22%	25.81%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
9/30/2010	3.54%	$2,353,948	0.98%	n/a	1.10%	70.51%
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2015(6)	2.72%	$982,532	1.53%	n/a	(0.53)%	26.07%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%
9/30/2010	12.60%	$797,393	1.50%	n/a	0.14%	73.90%
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2015(6)	3.63%	$8,830,719	1.16%	n/a	(0.18)%	9.17%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
9/30/2010	10.39%	$2,688,156	1.21%	n/a	1.34%	21.02%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2015(6)	$36.71	0.01	1.29	1.30	(0.62)	(1.81)	(2.43)	$35.58
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	(0.40)	$23.47
9/30/2010	$22.83	0.36	2.02	2.38	(0.45)	—	(0.45)	$24.76
MID CAP FUND
Investor Shares
3/31/2015(6)	$47.67	(0.16)	4.54	4.38	—	(4.88)	(4.88)	$47.17
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	$31.14
9/30/2010	$24.28	(0.20)	5.47	5.27	—	—	—	$29.55
Institutional Shares
3/31/2015(6)	$49.98	(0.11)	4.77	4.66	—	(4.88)	(4.88)	$49.76
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	$32.23
9/30/2010	$25.00	(0.14)	5.64	5.50	—	—	—	$30.50
MID CAP VALUE FUND
Investor Shares
3/31/2015(6)	$27.00	0.14	0.77	0.91	(0.17)	(2.60)	(2.77)	$25.14
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	(0.48)	$18.88
9/30/2010	$16.85	0.11	1.97	2.08	(0.07)	—	(0.07)	$18.86

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2015(6)	3.75%	$2,748,324	0.96%	n/a	0.04%	9.17%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
9/30/2010	10.66%	$649,558	1.01%	n/a	1.57%	21.02%
MID CAP FUND
Investor Shares
3/31/2015(6)	9.59%	$5,026,004	1.18%	n/a	(0.70)%	29.07%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
9/30/2010	21.71%	$4,375,235	1.23%	n/a	(0.77)%	63.46%
Institutional Shares
3/31/2015(6)	9.72%	$4,688,893	0.95%	n/a	(0.46)%	29.07%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
9/30/2010	22.00%	$502,446	0.96%	n/a	(0.51)%	63.46%
MID CAP VALUE FUND
Investor Shares
3/31/2015(6)	3.58%	$7,750,675	1.20%	n/a	1.14%	14.46%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
9/30/2010	12.35%	$5,739,627	1.21%	n/a	0.60%	37.71%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Institutional Shares
3/31/2015(6)	$27.05	0.17	0.77	0.94	(0.24)	(2.60)	(2.84)	$25.15
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
9/30/2012(13)	$20.93	0.21	0.01	0.22	—	—	—	$21.15
SMALL CAP FUND
Investor Shares
3/31/2015(6)	$26.76	(0.15)	3.47	3.32	—	—	—	$30.08
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	$16.01
9/30/2010	$12.88	(0.09)	1.61	1.52	—	—	—	$14.40
Institutional Shares
3/31/2015(6)	$26.85	(0.12)	3.49	3.37	—	—	—	$30.22
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70
9/30/2012(14)	$19.62	(0.18)	1.45	1.27	—	—	—	$20.89
SMALL CAP VALUE FUND
Investor Shares
3/31/2015(6)	$16.99	0.05	0.10	0.15	—	(3.23)	(3.23)	$13.91
9/30/2014	$18.06	—	(0.37)	(0.37)	(0.04)	(0.66)	(0.70)	$16.99
9/30/2013	$15.24	0.08	3.23	3.31	(0.13)	(0.36)	(0.49)	$18.06
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	(0.02)	$14.30
9/30/2010	$13.56	0.02	1.29	1.31	(0.02)	—	(0.02)	$14.85
Institutional Shares
3/31/2015(6)	$17.04	0.08	0.09	0.17	—	(3.23)	(3.23)	$13.98
9/30/2014	$18.08	0.05	(0.38)	(0.33)	(0.05)	(0.66)	(0.71)	$17.04
9/30/2013	$15.26	0.11	3.24	3.35	(0.17)	(0.36)	(0.53)	$18.08
9/30/2012(13)	$16.16	0.06	(0.96)	(0.90)	—	—	—	$15.26

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Institutional Shares
3/31/2015(6)	3.71%	$1,666,237	0.95%	n/a	1.38%	14.46%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(13)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
SMALL CAP FUND
Investor Shares
3/31/2015(6)	12.41%	$1,183,135	1.21%	n/a	(1.02)%	20.87%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
9/30/2010	11.80%	$322,730	1.31%	n/a	(0.67)%	62.67%
Institutional Shares
3/31/2015(6)	12.55%	$264,234	1.01%	n/a	(0.82)%	20.87%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(14)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%
SMALL CAP VALUE FUND
Investor Shares
3/31/2015(6)	0.70%	$681,378	1.28%	n/a	0.65%	18.98%
9/30/2014	(2.33)%	$1,279,518	1.23%	n/a	0.02%	30.72%
9/30/2013	22.24%	$2,421,658	1.24%	n/a	0.46%	26.66%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
9/30/2010	9.64%	$2,690,416	1.22%	n/a	0.11%	37.14%
Institutional Shares
3/31/2015(6)	0.81%	$196,781	1.03%	n/a	1.02%	18.98%
9/30/2014	(2.11)%	$306,638	0.99%	n/a	0.30%	30.72%
9/30/2013	22.54%	$342,485	1.00%	n/a	0.70%	26.66%
9/30/2012(13)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2015(6)	$14.14	0.06	0.23	0.29	(0.11)	(0.92)	(1.03)	$13.40
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	(0.08)	$9.11
9/30/2010	$8.12	0.07	0.76	0.83	(0.04)	—	(0.04)	$8.91
Institutional Shares
3/31/2015(6)	$14.19	0.08	0.22	0.30	(0.15)	(0.92)	(1.07)	$13.42
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35
9/30/2011(9)	$10.60	0.02	(1.50)	(1.48)	—	—	—	$9.12

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2015(6)	2.12%	$1,052,628	0.98%	n/a	0.93%	39.77%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
9/30/2010	10.19%	$266,373	1.27%	n/a	0.86%	70.69%
Institutional Shares
3/31/2015(6)	2.17%	$246,997	0.74%	n/a	1.15%	39.77%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(9)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	The ratios exclude expenses waived or paid by Artisan Partners Limited Partnership.
(5)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(6)	Unaudited. For the six months ended March 31, 2015.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(9)	For the period from commencement of operations (July 26, 2011) through September 30, 2011.
(10)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(11)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(12)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(13)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(14)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – March 31, 2015 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Partners Funds is a series company comprised of fourteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services –  Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date		Institutional Shares Inception Date	Advisor Shares Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	*	June 26, 2006	N/A
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010		N/A	N/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008		July 26, 2011	N/A
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013		N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007		July 17, 2012	N/A
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014		N/A	March 19, 2014
Artisan International Fund (“International Fund” or “International”)	December 28, 1995		July 1, 1997	N/A
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001		N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002		October 1, 2006	N/A
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997		July 1, 2000	N/A
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001		February 1, 2012	N/A
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995		May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997		February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006		July 26, 2011	N/A

*	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.

The investment objective of each Fund (except High Income Fund) is to seek long-term capital growth. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are sold to investors meeting certain minimum investment requirements. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements.

68	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Partners Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing services, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or

Artisan Partners Funds	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

pricing models as approved by Artisan Partners Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Partners Funds’ board of directors (the “board of directors”).

Securities for which market quotations were not readily available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors. A market quotation was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might have included a company-specific development, a development that might have affected an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Partners Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(b)	Risks – Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial

70	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest

Artisan Partners Funds	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2014) and have concluded that, as of March 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the period ended March 31, 2015, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2015, the Funds did not incur any interest or penalties.

72	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2015, Global Opportunities, Global Value, High Income and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized

Artisan Partners Funds	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At March 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a

74	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Partners Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ Prospectus.

(m)	Pursuant to the terms of certain term loan agreements, High Income Fund held unfunded loan commitments as of March 31, 2015. High Income Fund is obligated to fund these loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating cash and liquid assets. As of March 31, 2015, the total amount segregated in connection with unfunded commitments was $26,288,000.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this

Artisan Partners Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of

76	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant market movement, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2015 (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$3,055	$-	$-	$3,055
Emerging Asia	36,242	-	73	36,315
Europe, Middle East & Africa	11,341	-	-	11,341
Latin America	9,787	-	-	9,787
Preferred Stocks(1)
Emerging Asia	4,712	-	-	4,712
Latin America	845	-	-	845
Convertible Debentures(1)
Latin America	-	-	1	1
Repurchase Agreement	-	1,522	-	1,522
Total Investments	$65,982	$1,522	$74	$67,578
Global Equity
Common Stocks(1)
Americas	$137,996	$-	$-	$137,996
Emerging Markets	43,689	-	-	43,689
Europe	60,777	-	-	60,777
Pacific Basin	11,506	-	-	11,506
Preferred Stocks(1)
Europe	6,699	-	-	6,699
Repurchase Agreement	-	2,429	-	2,429
Total Investments	$260,667	$2,429	$-	$263,096

Artisan Partners Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Opportunities
Common Stocks(1)
Americas	$631,406	$-	$-	$631,406
Emerging Markets	160,088	-	-	160,088
Europe	260,184	-	-	260,184
Pacific Basin	86,740	-	-	86,740
Repurchase Agreement	-	75,051	-	75,051
Total Investments	1,138,418	75,051	-	1,213,469
Foreign Currency Forward Contracts(2)	-	(49)	-	(49)
Total	$1,138,418	$75,002	$-	$1,213,420
Global Small Cap
Common Stocks(1)
Americas	$13,979	$-	$-	$13,979
Emerging Markets	33,182	-	-	33,182
Europe	63,259	-	-	63,259
Pacific Basin	8,710	-	-	8,710
Preferred Stocks(1)
Europe	2,008	-	-	2,008
Repurchase Agreement	-	4,569	-	4,569
Total Investments	$121,138	$4,569	$-	$125,707
Global Value
Common Stocks(1)
Americas	$998,337	$-	$-	$998,337
Emerging Markets	80,069	-	-	80,069
Europe	526,397	-	-	526,397
Pacific Basin	2,152	-	-	2,152
Repurchase Agreement	-	229,803	-	229,803
Total Investments	1,606,955	229,803	-	1,836,758
Foreign Currency Forward Contracts(2)	-	(5)	-	(5)
Total	$1,606,955	$229,798	$-	$1,836,753
High Income
Corporate Bonds(1)	$-	$412,535	$-	$412,535
Bank Loans(1)	-	227,866	-	227,866
Repurchase Agreement	-	40,655	-	40,655
Total Investments	-	681,056	-	681,056
Foreign Currency Forward Contracts(2)	-	(93)	-	(93)
Total	$-	$680,963	$-	$680,963

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International
Common Stocks(1)
Americas	$2,355,201	$-	$-	$2,355,201
Emerging Markets	2,615,332	-	-	2,615,332
Europe	9,965,914	-	-	9,965,914
Pacific Basin	2,748,562	-	-	2,748,562
Equity-Linked Securities(1)
Europe	-	170,669	-	170,669
Preferred Stocks(1)
Europe	720,567	-	-	720,567
Repurchase Agreement	-	886,839	-	886,839
Total Investments	$18,405,576	$1,057,508	$-	$19,463,084
International Small Cap
Common Stocks(1)
Americas	$29,169	$-	$-	$29,169
Emerging Markets	321,807	-	-	321,807
Europe	573,049	-	-	573,049
Pacific Basin	30,919	-	-	30,919
Preferred Stocks(1)
Europe	17,462	-	-	17,462
Repurchase Agreement	-	11,456	-	11,456
Total Investments	$972,406	$11,456	$-	$983,862
International Value
Common Stocks(1)
Americas	$2,000,532	$-	$-	$2,000,532
Emerging Markets	923,070	-	-	923,070
Europe	6,264,928	-	-	6,264,928
Pacific Basin	593,109	-	-	593,109
Preferred Stocks(1)
Emerging Markets	34,195	-	-	34,195
Repurchase Agreement	-	1,726,512	-	1,726,512
Total Investments	9,815,834	1,726,512	-	11,542,346
Foreign Currency Forward Contracts(2)	-	(1,421)	-	(1,421)
Total	$9,815,834	$1,725,091	$-	$11,540,925
Mid Cap
Common Stocks(1)	$9,392,007	$-	$-	$9,392,007
Repurchase Agreement	-	320,700	-	320,700
Total Investments	$9,392,007	$320,700	$-	$9,712,707

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Value
Common Stocks(1)	$8,786,466	$-	$-	$8,786,466
Repurchase Agreement	-	583,496	-	583,496
Total Investments	$8,786,466	$583,496	$-	$9,369,962
Small Cap
Common Stocks(1)	$1,374,366	$-	$-	$1,374,366
Repurchase Agreement	-	60,942	-	60,942
Total Investments	$1,374,366	$60,942	$-	$1,435,308
Small Cap Value
Common Stocks(1)	$806,975	$-	$-	$806,975
Repurchase Agreement	-	61,175	-	61,175
Total Investments	$806,975	$61,175	$-	$868,150
Value
Common Stocks(1)	$1,146,395	$-	$-	$1,146,395
Preferred Stocks(1)	64,656	-	-	64,656
Repurchase Agreement	-	94,017	-	94,017
Total Investments	$1,211,051	$94,017	$-	$1,305,068

(1) See the Fund’s Schedule of Investments for sector or country classifications. (2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At March 31, 2015, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. There were no transfers from Level 1 to Level 2 during the period. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of March 31, 2015 (in thousands):

Transfers from Level 2 to Level 1
Emerging Markets	$929
Global Opportunities	10,764

At September 30, 2014, two securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of March 31, 2015, one security was still held by the Fund and continues to be classified as Level 3 due to trading halts. Fair market value was determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 95%. At September 30, 2014, Emerging Markets Fund also held one security classified as Level 3 due to illiquidity. As of March 31, 2015, that security was still held by the Fund and continues to be classified as Level 3 due to illiquidity. Fair market value was determined in good faith by the valuation

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

committee using various inputs, including an unobservable input of a last trade price in an inactive market. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. At September 30, 2014, one security held by Global Value Fund and International Value Fund was classified as Level 3 due to a halt in trading. As of March 31, 2015, Global Value Fund and International Value Fund no longer held this security. As of March 31, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	Global Value Fund(2)
Balance as of September 30, 2014	$93	$7,116
Transfers into Level 3	-	-
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2015	9,426	1,667
Purchases	-	-
Sales	(1,000)	(5,454)
Realized Gain/Loss	(8,445)	(3,329)
Transfers out of Level 3	-	-

Balance as of March 31, 2015	$74	$-

International Value Fund(2)
Balance as of September 30, 2014	$44,852
Transfers into Level 3	-
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2015	10,504
Purchases	-
Sales	(34,347)
Realized Gain/Loss	(21,009)
Transfers out of Level 3	-

Balance as of March 31, 2015	$-

(1) Two of the Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia and one was a convertible debenture with a regional classification of Latin America.

(2) The Level 3 security in Global Value Fund and International Value Fund was an equity security with a regional classification of Emerging Asia.

(4)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

Artisan Partners Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands):

Foreign currency forward contracts

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Opportunities	State Street Bank and Trust Company	$49	$-	$-	$49
Global Value	State Street Bank and Trust Company	5	-	-	5
High Income	State Street Bank and Trust Company	93	-	-	93
International Value	State Street Bank and Trust Company	1,421	-	-	1,421

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that such agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2015, up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2015 (in thousands):

	Six Months Ended 3/31/2015
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Emerging Markets Fund - Investor Shares	$31	$35	$66
Artisan Emerging Markets Fund - Institutional Shares	10	-	10
Artisan Global Equity Fund - Investor Shares	33	264	297
Artisan Global Opportunities Fund - Investor Shares	37	755	792
Artisan Global Opportunities Fund - Institutional Shares	10	-	10

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2015
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Global Small Cap Fund - Investor Shares	$32	$182	$214
Artisan Global Value Fund - Investor Shares	40	1,441	1,481
Artisan Global Value Fund - Institutional Shares	10	-	10
Artisan High Income Fund - Investor Shares	25	345	370
Artisan High Income Fund - Advisor Shares	24	77	101
Artisan International Fund - Investor Shares	439	13,191	13,630
Artisan International Fund - Institutional Shares	12	-	12
Artisan International Small Cap Fund - Investor Shares	42	981	1,023
Artisan International Value Fund - Investor Shares	174	8,514	8,688
Artisan International Value Fund - Institutional Shares	11	-	11
Artisan Mid Cap Fund - Investor Shares	57	5,804	5,861
Artisan Mid Cap Fund - Institutional Shares	16	-	16
Artisan Mid Cap Value Fund - Investor Shares	178	9,589	9,767
Artisan Mid Cap Value Fund - Institutional Shares	12	-	12
Artisan Small Cap Fund - Investor Shares	57	1,246	1,303
Artisan Small Cap Fund - Institutional Shares	9	-	9
Artisan Small Cap Value Fund - Investor Shares	39	1,071	1,110
Artisan Small Cap Value Fund - Institutional Shares	9	-	9
Artisan Value Fund - Investor Shares	38	1,220	1,258
Artisan Value Fund - Institutional Shares	9	-	9

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and are included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2015 as follows (in thousands):

Emerging Markets	$25
Global Equity	1
Global Opportunities	14
Global Value	-	(1)
International	60
Mid Cap	48
Mid Cap Value	102
Small Cap	22
Small Cap Value	82
Value	50

(1) Amount rounds to less than $1.

Artisan Partners Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Derivative transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2015 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(49)
Global Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(5)
High Income	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(93)
International Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(1,421)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2015 was as follows (in thousands):

Amount of Realized Gain on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$3,030
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$2,897
High Income	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$1,245
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$97,354

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(1,391)
Global Value	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(1,434)
High Income	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(318)
International Value	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(47,910)

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at March 31, 2015
Global Opportunities	2	1	1
Global Value	4	1	1
High Income	1	1	1
International Value	2	1	1

(1)	During the period ended March 31, 2015.

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(8)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Partners Funds are affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to reimburse the Funds for their management fees and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) as follows:

Fund	Expense Limit as a % of Average Daily Net Assets	Expiration Date
High Income Fund	1.25%	February 1, 2016
Emerging Markets Fund	1.50%	February 1, 2016
Global Equity Fund	1.50%	February 1, 2016
Global Small Cap Fund	1.50%	February 1, 2016

For the period ended March 31, 2015, the Adviser waived management fees of approximately $39,000 and $9,000 for Emerging Markets Fund and Global Small Cap Fund, respectively. For the period ended March 31, 2015, no operating expenses were reimbursed by the Adviser. The Funds had no receivables from or payables to the Adviser as of March 31, 2015.

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The officers and director of Artisan Partners Funds who are affiliated with the Adviser receive no compensation from the Funds. The compensation paid to the directors of Artisan Partners Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $260,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the governance and nominating committee receives an additional $30,000 annually, payable quarterly. (Prior to January 1, 2014, each director who was not an affiliated person of Artisan Partners received an annual retainer of $210,000, the independent chair of the board of directors received $60,000 annually, and the independent chair of the audit and governance and nominating committees received an additional $30,000 annually. The directors received a base annual retainer of $250,000 from January 1, 2014, until the commencement of operations for High Income Fund on March 19, 2014.) These fees were generally allocated to each of the Artisan Partners Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Partners Funds as selected by the individual directors. Each Fund purchased shares of Artisan Partners Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Partners Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in September 2015, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s Prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all Artisan Partners Funds may not exceed $100 million. Artisan Partners Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2015, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund, which had maximum borrowings of approximately $43,168,000, $4,095,000 and $3,457,000, respectively.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2015 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$32,273	$355,369
Global Equity	130,218	116,979
Global Opportunities	341,572	343,566
Global Small Cap	66,901	97,435
Global Value	93,647	217,133
High Income	425,814	271,100
International	5,984,509	4,600,296
International Small Cap	251,424	296,095
International Value	899,178	1,212,917
Mid Cap	2,720,645	3,303,322
Mid Cap Value	1,366,551	2,999,475
Small Cap	298,804	497,296
Small Cap Value	213,970	864,812
Value	506,006	667,522

(11)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended March 31, 2015 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2015.

		As of 9/30/14			Net Realized Gain (Loss)		As of 3/31/15
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
Global Equity
	China Oil & Gas Group Ltd.	44,698,000	$-	$505	$(272)	$-	40,738,000	$4,992
	Ginko International Co., Ltd.†	602,000	1,704	-	-	-	750,000	8,629
	Total#		$1,704	$505	$(272)	$-		$13,621

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/14			Net Realized Gain (Loss)		As of 3/31/15
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
	Global Opportunities
	IHS, Inc., Class A	496,795	$4,986	$4,347	$(500)	$-	502,212	$57,132
	Total#		$4,986	$4,347	$(500)	$-		$57,132
	Global Small Cap
	China Oil & Gas Group Ltd.	39,460,000	$-	$1,302	$(518)	$-	29,480,000	$3,613
	Ginko International Co., Ltd.†	494,000	683	906	(649)	-	468,000	5,384
	Oldtown Bhd§	4,636,475	-	1,967	(961)	-	-	-
	Total#		$683	$4,175	$(2,128)	$-		$8,997
	Global Value
	Arch Capital Group Ltd.	958,157	$-	$2,953	$(87)	$-	906,423	$55,836
	ISS AS†	984,056	8,485	1,495	(256)	-	1,247,896	39,330
	Serco Group plc§†	1,395,590	1,553	340	(247)	-	1,879,142	3,844
	Total#		$10,038	$4,788	$(590)	$-		$95,166
	International
	IHI Corp.§	81,032,963	$40,018	$104,903	$2,868	$1,514	66,818,615	$313,661
	NGK Insulators Ltd.§	17,247,482	33,391	110,994	26,246	1,354	13,790,590	294,934
	Total#		$73,409	$215,897	$29,114	$2,868		$-
	International Small Cap
	China Oil & Gas Group Ltd.	261,120,000	$-	$2,432	$(765)	$-	244,020,000	$29,902
	Ginko International Co., Ltd.†	3,349,000	11,379	144	(84)	-	4,325,000	49,760
	Oldtown Bhd§	20,419,525	-	8,916	(4,363)	-	-	-
	Total#		$11,379	$11,492	$(5,212)	$-		$79,662
	International Value
	Akastor ASA	14,415,446	$-	$792	$(622)	$-	14,103,594	$28,380
	Aker Solutions ASA†	14,415,446	19,334	2,143	(2,849)	-	16,661,775	86,807
	Alent plc	18,377,001	430	2,762	(436)	-	17,948,145	99,735
	Arch Capital Group Ltd.	6,031,602	9,194	6,554	224	-	6,077,669	374,384
	ISS AS†	6,841,635	52,750	7,121	(933)	-	8,551,665	269,522
	Panalpina Welttransport Holding AG	1,722,398	28,182	-	-	-	1,950,139	284,755
	Serco Group plc§†	13,333,597	50,310	3,338	(2,729)	-	24,817,030	50,766
	Societe Television Francaise 1§†	9,831,366	10,853	15,367	(212)	-	9,731,132	172,646
	Stanley Electric Co., Ltd.	9,993,200	1,679	16,606	1,457	1,127	9,327,300	211,300
	Vesuvius plc	20,662,360	9,558	3,892	(525)	-	21,510,067	156,700
	Total#		$182,290	$58,575	$(6,625)	$1,127		$1,511,583
	Mid Cap
	FLIR Systems, Inc.	2,753,836	$24,062	$6,736	$(270)	$683	3,268,879	$102,251
	IHS, Inc., Class A	3,450,813	2,926	28,767	1,181	-	3,230,909	367,548
	Total#		$26,988	$35,503	$911	$683		$469,799

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/14			Net Realized Gain (Loss)		As of 3/31/15
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
Mid Cap Value
	Arch Capital Group Ltd.	3,818,624	$-	$35,238	$18,356	$-	3,219,167	$198,301
	Arrow Electronics, Inc.	5,282,526	-	48,279	15,462	-	4,453,237	272,315
	Avnet, Inc.	6,940,710	-	47,543	11,178	2,025	5,851,086	260,373
	Denbury Resources, Inc.†	13,918,877	43,450	17,080	(17,540)	2,042	16,371,662	119,349
	FLIR Systems, Inc.	7,923,855	-	39,747	8,796	1,530	6,679,855	208,946
	Hatteras Financial Corp.	7,662,175	-	50,131	(24,414)	6,071	4,915,375	89,263
	Joy Global, Inc.†	2,759,243	74,116	8,780	(1,560)	1,272	4,311,359	168,919
	Kennametal, Inc.†	3,128,658	74,241	16,107	(3,800)	1,615	4,730,169	159,359
	McDermott International, Inc.§	13,345,344	-	6,395	(17,657)	-	11,232,965	43,135
	NeuStar, Inc., Class A	3,539,006	-	13,977	(12,026)	-	3,011,534	74,144
	Total#		$191,821	$283,277	$(23,205)	$14,555		$1,550,969
Small Cap
	Ultratech, Inc.§	440,409	$-	$930	$(868)	$-	390,046	$6,763
	Total#		$-	$930	$(868)	$-		$-
Small Cap Value
	Arrow Electronics, Inc.	629,017	$-	$16,188	$11,488	$-	345,799	$21,146
	Hatteras Financial Corp.	1,215,213	-	13,854	(5,791)	715	464,184	8,429
	Kennametal, Inc.†	-	14,057	2,675	(517)	55	304,478	10,258
	McDermott International, Inc.§	549,697	-	473	(891)	-	370,678	1,423
	Ultratech, Inc.§	1,328,650	-	10,836	3,693	-	730,440	12,666
	Total#		$14,057	$44,026	$7,982	$770		$39,833
Value
	Arch Capital Group Ltd.	476,794	$-	$3,672	$235	$-	414,295	$25,520
	Avnet, Inc.	988,293	9,539	7,282	210	370	1,080,302	48,074
	Denbury Resources, Inc.†	3,025,951	28,277	5,314	(6,460)	611	4,815,896	35,108
	Joy Global, Inc.†	-	28,516	-	-	-	727,784	28,514
	Total#		$66,332	$16,268	$(6,015)	$981		$137,216

@	Net of foreign taxes withheld, if any.
#	Total value as of March 31, 2015 is presented for only those issuers that were affiliates as of March 31, 2015.
§	Issuer was no longer an affiliate as of March 31, 2015.
†	Issuer was not an affiliate as of September 30, 2014.

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2015 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$66,011	$18,355	$(16,788)	$1,567
Global Equity	234,811	37,124	(8,839)	28,285
Global Opportunities	983,665	247,176	(17,372)	229,804
Global Small Cap	124,950	12,281	(11,524)	757
Global Value	1,617,416	272,257	(52,915)	219,342
High Income	686,834	22,345	(28,123)	(5,778)
International	15,828,751	3,768,546	(134,213)	3,634,333
International Small Cap	815,901	237,675	(69,714)	167,961
International Value	9,430,239	2,581,737	(469,630)	2,112,107
Mid Cap	6,731,558	3,012,122	(30,973)	2,981,149
Mid Cap Value	7,351,619	2,731,395	(713,052)	2,018,343
Small Cap	987,304	505,503	(57,499)	448,004
Small Cap Value	738,656	205,735	(76,241)	129,494
Value	1,174,498	230,292	(99,722)	130,570

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2015 and the year ended September 30, 2014 were as follows (in thousands):

	Six Months Ended 3/31/2015		Year or Period Ended 9/30/2014
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Emerging Markets	$3,476	$-	$5,398		$-
Global Equity	5,271	1,962	5,757		1,727
Global Opportunities	4,684	26,461	-		-
Global Small Cap	1,155	1,195	123		-
Global Value	44,958	16,540	17,231		13,976
High Income	20,326	-	8,298	(1)	-	(1)
International	140,063	-	146,761		-
International Small Cap	249	59,110	4,979		64,142
International Value	303,223	442,422	270,940		529,732
Mid Cap	-	954,287	-		704,116
Mid Cap Value	163,688	928,501	99,168		411,068
Small Cap	-	-	-		-
Small Cap Value	22,979	238,300	28,513		77,575
Value	38,552	68,475	23,724		54,490

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund, Mid Cap Fund and Mid Cap Value Fund of approximately $86,877,000, $32,607,000 and $15,209,000, respectively, are included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2015, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2014. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2014.

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Additional tax information as of and for the year ended September 30, 2014 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Emerging Markets	$3,475	$-	$-		$-		$(714)
Global Equity	5,270	1,700	-		-		(32)
Global Opportunities	4,173	22,533	-		-		(34)
Global Small Cap	1,155	1,194	-		-		(10)
Global Value	44,941	16,529	-		-		(38)
High Income	1,814	-	-	(2)	-	(2)	(54	)(2)
International	140,021	-	86,513		-		(1,927)
International Small Cap	-	52,937	-		-		(97)
International Value	303,197	353,837	-		-		(850)
Mid Cap	-	885,904	20,771		45,474		-
Mid Cap Value	130,003	818,653	-		-		-
Small Cap	-	-	-		13,057		-
Small Cap Value	22,978	217,826	-		-		(8)
Value	35,315	42,164	-		-		(15)

(1)	Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2014 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.
(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Under the Regulated Investment Company Modernization Act of 2010, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2014, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

	Expiration Dates
	2018	Unlimited – ST	Unlimited – LT
Emerging Markets	$-	$-	$128,955	(1)
International	96,085	-	-
Small Cap	55,398	-	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $16,639, pursuant to IRC Section 382-383.

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS
	Six Months Ended 3/31/2015		Year Ended 9/30/2014(2)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	310,984	$3,770	2,090,983	$26,121
Institutional Shares	103,462	1,222	994,491	12,292
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	26,044	323	67,766	858
Institutional Shares	246,662	3,036	344,914	4,349
Cost of shares redeemed(1)
Investor Shares	(3,280,916)	(39,861)	(13,039,229)	(165,880)
Institutional Shares	(24,100,917)	(293,490)	(11,878,205)	(146,888)
Net increase from fund share transactions
Investor Shares	(2,943,888)	(35,768)	(10,880,480)	(138,901)
Institutional Shares	(23,750,793)	(289,232)	(10,538,800)	(130,247)
Redemption Fee
Investor Shares	- (3)	-	-	9
Institutional Shares	-	1	-	24

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL EQUITY
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,692,839	$28,197	6,864,248	$110,666
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	426,772	6,888	485,266	7,468
Cost of shares redeemed(1)
Investor Shares	(1,208,342)	(19,838)	(2,680,996)	(43,325)
Net increase from fund share transactions
Investor Shares	911,269	15,247	4,668,518	74,809
Redemption Fee
Investor Shares	-	2	-	41

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,494,818	$103,117	15,513,993	$284,419
Institutional Shares	7,498,193	141,423	11,119,747	204,278
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	870,398	16,233	-	-
Institutional Shares	663,613	12,423	-	-
Cost of shares redeemed(1)
Investor Shares	(9,556,574)	(178,400)	(8,601,254)	(157,661)
Institutional Shares	(2,753,615)	(52,050)	(457,683)	(8,648)
Net increase from fund share transactions
Investor Shares	(3,191,358)	(59,050)	6,912,739	126,758
Institutional Shares	5,408,191	101,796	10,662,064	195,630
Redemption Fee
Investor Shares	-	28	-	76
Institutional Shares	-	20	-	37

	GLOBAL SMALL CAP
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,745,169	$18,988	13,020,988	$155,869
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	207,315	2,258	11,178	123
Cost of shares redeemed(1)
Investor Shares	(5,714,668)	(61,277)	(1,751,458)	(20,812)
Net increase from fund share transactions
Investor Shares	(3,762,184)	(40,031)	11,280,708	135,180
Redemption Fee
Investor Shares	-	18	-	19

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL VALUE
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,131,089	$141,793	46,332,675	$705,527
Institutional Shares	3,820,227	59,170	15,616,060	240,343
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,495,215	38,676	1,261,422	18,720
Institutional Shares	1,142,541	17,709	662,757	9,835
Cost of shares redeemed(1)
Investor Shares	(15,122,377)	(234,474)	(18,148,152)	(281,898)
Institutional Shares	(2,742,248)	(41,978)	(5,592,616)	(84,524)
Net increase from fund share transactions
Investor Shares	(3,496,073)	(54,005)	29,445,945	442,349
Institutional Shares	2,220,520	34,901	10,686,201	165,654
Redemption Fee
Investor Shares	-	16	-	170
Institutional Shares	-	7	-	69

	HIGH INCOME
	Six Months Ended 3/31/2015		Period Ended 9/30/2014(4)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	18,052,681	$178,117	28,784,054	$289,469
Advisor Shares	5,663,767	56,033	24,356,075	245,301
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,144,061	11,348	426,571	4,295
Advisor Shares	787,670	7,818	347,182	3,494
Cost of shares redeemed(1)
Investor Shares	(4,425,971)	(43,665)	(1,283,898)	(12,808)
Advisor Shares	(3,719,647)	(36,775)	(1,866,099)	(18,587)
Net increase from fund share transactions
Investor Shares	14,770,771	145,800	27,926,727	280,956
Advisor Shares	2,731,790	27,076	22,837,158	230,208
Redemption Fee
Investor Shares	-	37	-	147
Advisor Shares	-	25	-	138

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	86,861,825	$2,646,854	172,830,197	$5,193,412
Institutional Shares	18,974,658	581,011	31,933,961	974,844
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,544,638	77,510	2,776,776	81,887
Institutional Shares	1,100,365	33,726	1,387,270	41,146
Cost of shares redeemed(1)
Investor Shares	(51,288,911)	(1,559,061)	(65,605,440)	(1,979,559)
Institutional Shares	(14,957,591)	(448,228)	(28,044,503)	(857,249)
Net increase from fund share transactions
Investor Shares	38,117,552	1,165,303	110,001,533	3,295,740
Institutional Shares	5,117,432	166,509	5,276,728	158,741
Redemption Fee
Investor Shares	-	312	-	565
Institutional Shares	-	86	-	185

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,321,432	$121,717	13,167,082	$354,804
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,307,280	52,352	2,422,159	61,717
Cost of shares redeemed(1)
Investor Shares	(10,734,165)	(247,388)	(8,468,727)	(225,103)
Net increase from fund share transactions
Investor Shares	(3,105,453)	(73,319)	7,120,514	191,418
Redemption Fee
Investor Shares	-	78	-	30

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	19,268,461	$673,325	48,279,252	$1,788,517
Institutional Shares	7,921,334	279,960	13,233,553	490,586
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	12,755,664	439,815	13,168,838	468,812
Institutional Shares	4,718,738	163,127	4,702,044	167,768
Cost of shares redeemed(1)
Investor Shares	(27,953,047)	(973,176)	(36,953,384)	(1,376,242)
Institutional Shares	(2,309,842)	(80,925)	(12,766,282)	(476,690)
Net increase from fund share transactions
Investor Shares	4,071,078	139,964	24,494,706	881,087
Institutional Shares	10,330,230	362,162	5,169,315	181,664
Redemption Fee
Investor Shares	-	206	-	305
Institutional Shares	-	62	-	86

	MID CAP
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,883,832	$413,869	25,145,236	$1,211,460
Institutional Shares	12,456,442	615,873	25,449,982	1,278,426
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,374,388	516,511	9,388,265	429,325
Institutional Shares	7,427,509	355,555	4,662,566	223,057
Cost of shares redeemed(1)
Investor Shares	(23,235,665)	(1,078,996)	(38,479,395)	(1,839,289)
Institutional Shares	(11,304,583)	(551,008)	(14,443,759)	(721,622)
Net increase from fund share transactions
Investor Shares	(2,977,445)	(148,616)	(3,945,894)	(198,504)
Institutional Shares	8,579,368	420,420	15,668,789	779,861

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	20,002,343	$503,376	65,185,071	$1,761,179
Institutional Shares	9,244,048	232,407	20,369,732	552,567
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	34,608,529	856,326	15,817,357	417,104
Institutional Shares	6,672,374	165,029	2,374,000	62,602
Cost of shares redeemed(1)
Investor Shares	(90,958,053)	(2,287,429)	(94,345,667)	(2,565,756)
Institutional Shares	(12,599,924)	(318,600)	(11,604,357)	(317,171)
Net increase from fund share transactions
Investor Shares	(36,347,181)	(927,727)	(13,343,239)	(387,473)
Institutional Shares	3,316,498	78,836	11,139,375	297,998

	SMALL CAP
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,709,500	$77,409	15,199,873	$439,604
Institutional Shares	1,146,067	33,368	2,431,667	69,700
Cost of shares redeemed(1)
Investor Shares	(9,415,877)	(274,377)	(17,260,935)	(483,655)
Institutional Shares	(883,984)	(25,667)	(2,065,389)	(60,328)
Net increase from fund share transactions
Investor Shares	(6,706,377)	(196,968)	(2,061,062)	(44,051)
Institutional Shares	262,083	7,701	366,278	9,372

	SMALL CAP VALUE
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,002,246	$60,299	15,636,504	$288,653
Institutional Shares	476,238	7,057	3,549,900	65,892
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	14,560,067	204,423	4,883,076	89,751
Institutional Shares	3,567,563	50,338	691,272	12,719
Cost of shares redeemed(1)
Investor Shares	(44,884,835)	(657,521)	(79,323,221)	(1,464,478)
Institutional Shares	(7,959,808)	(118,867)	(5,195,121)	(95,832)
Net increase from fund share transactions
Investor Shares	(26,322,522)	(392,799)	(58,803,641)	(1,086,074)
Institutional Shares	(3,916,007)	(61,472)	(953,949)	(17,221)

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	VALUE
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,939,576	$120,420	25,923,680	$361,086
Institutional Shares	1,941,227	26,056	6,611,778	94,116
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,223,025	82,455	4,735,743	62,843
Institutional Shares	1,579,906	20,950	974,463	12,941
Cost of shares redeemed(1)
Investor Shares	(19,485,172)	(260,792)	(34,775,011)	(475,888)
Institutional Shares	(6,549,253)	(86,267)	(4,729,262)	(64,268)
Net increase from fund share transactions
Investor Shares	(4,322,571)	(57,917)	(4,115,588)	(51,959)
Institutional Shares	(3,028,120)	(39,261)	2,856,979	42,789

(1)	Net of redemption fees.
(2)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(3)	Amount rounds to less than $1.
(4)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

(14)	Subsequent events:

The Funds have evaluated all other subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

100	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2015 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period 10/1/2014-3/31/2015(1)	Expense Ratio(2)
Artisan Emerging Markets Fund
Investor Shares(3)
Actual	$1,000.00	$966.80	$7.36	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Institutional Shares
Actual	$1,000.00	$966.60	$6.42	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%

Artisan Partners Funds	101

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period 10/1/2014-3/31/2015(1)	Expense Ratio(2)
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,086.00	$7.12	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,042.10	$6.01	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Institutional Shares
Actual	$1,000.00	$1,043.10	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Global Small Cap Fund
Investor Shares(3)
Actual	$1,000.00	$1,021.20	$7.56	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,030.90	$6.43	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.39	1.27%
Institutional Shares
Actual	$1,000.00	$1,031.10	$5.22	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,029.70	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Advisor Shares
Actual	$1,000.00	$1,030.30	$4.51	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48	0.89%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,047.40	$5.87	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Shares
Actual	$1,000.00	$1,048.40	$4.85	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%

102	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period 10/1/2014-3/31/2015(1)	Expense Ratio(2)
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,027.20	$7.73	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70	1.53%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,036.30	$5.89	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Shares
Actual	$1,000.00	$1,037.50	$4.88	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,095.90	$6.17	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Institutional Shares
Actual	$1,000.00	$1,097.20	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,035.80	$6.09	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Shares
Actual	$1,000.00	$1,037.10	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,124.10	$6.41	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Institutional Shares
Actual	$1,000.00	$1,125.50	$5.35	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%

Artisan Partners Funds	103

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period 10/1/2014-3/31/2015(1)	Expense Ratio(2)
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,007.00	$6.40	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%
Institutional Shares
Actual	$1,000.00	$1,008.10	$5.16	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,021.20	$4.94	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Institutional Shares
Actual	$1,000.00	$1,021.70	$3.73	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	0.74%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2015, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2015.
(3)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

104	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	105

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ Statement of Additional Information, which is available without charge, on Artisan Partners Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

106	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

Not applicable for semiannual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2015 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 4, 2015

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 4, 2015